Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund V
Entity Central Index Key	0000823535
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
VIP Target Volatility Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Target Volatility Portfolio
Class Name	VIP Target Volatility Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Target Volatility Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 166,052,336
Holdings Count | shares	25
Investment Company Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$166,052,336
Number of Holdings	25
Portfolio Turnover	193%

Holdings [Text Block]	Domestic Equity Funds 45.1 International Equity Funds 30.0 Bond Funds 23.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 45.1 International Equity Funds - 30.0 Bond Funds - 23.9 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 27.9 Fidelity Total Bond Fund 23.0 Fidelity Overseas Fund 12.2 Fidelity Enhanced Large Cap Core ETF 8.6 Fidelity Emerging Markets Fund 7.0 Fidelity Enhanced International ETF 4.6 Fidelity International Value Fund 3.3 Fidelity Stock Selector Small Cap Fund 2.5 iShares Core MSCI Emerging Markets ETF 1.9 VIP Value Strategies Portfolio - Investor Class 1.4 92.4
VIP Target Volatility Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Target Volatility Portfolio
Class Name	VIP Target Volatility Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Target Volatility Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 166,052,336
Holdings Count | shares	25
Investment Company Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$166,052,336
Number of Holdings	25
Portfolio Turnover	193%

Holdings [Text Block]	Domestic Equity Funds 45.1 International Equity Funds 30.0 Bond Funds 23.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 45.1 International Equity Funds - 30.0 Bond Funds - 23.9 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 27.9 Fidelity Total Bond Fund 23.0 Fidelity Overseas Fund 12.2 Fidelity Enhanced Large Cap Core ETF 8.6 Fidelity Emerging Markets Fund 7.0 Fidelity Enhanced International ETF 4.6 Fidelity International Value Fund 3.3 Fidelity Stock Selector Small Cap Fund 2.5 iShares Core MSCI Emerging Markets ETF 1.9 VIP Value Strategies Portfolio - Investor Class 1.4 92.4
VIP Strategic Income Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Strategic Income Portfolio
Class Name	VIP Strategic Income Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 1,558,619,273
Holdings Count | shares	1,450
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,558,619,273
Number of Holdings	1,450
Portfolio Turnover	91%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.8 AAA 1.0 AA 2.4 A 1.1 BBB 6.0 BB 13.1 B 17.7 CCC,CC,C 6.5 D 0.0 Not Rated 12.2 Equities 9.0 Short-Term Investments and Net Other Assets (Liabilities) 9.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 21.8 AAA - 1.0 AA - 2.4 A - 1.1 BBB - 6.0 BB - 13.1 B - 17.7 CCC,CC,C - 6.5 D - 0.0 Not Rated - 12.2 Equities - 9.0 Short-Term Investments and Net Other Assets (Liabilities) - 9.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 43.7 U.S. Government & Investment Grade-Debt 25.6 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.2 Floating-Rate debt 6.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 43.7 U.S. Government & Investment Grade-Debt - 25.6 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.2 Floating-Rate debt - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 73.7 Germany 5.2 Canada 1.7 Mexico 1.4 United Kingdom 1.4 Australia 1.4 Brazil 1.1 Saudi Arabia 1.0 Turkey 0.8 Others 12.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 73.7 Germany - 5.2 Canada - 1.7 Mexico - 1.4 United Kingdom - 1.4 Australia - 1.4 Brazil - 1.1 Saudi Arabia - 1.0 Turkey - 0.8 Others - 12.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 15.9 German Federal Republic 5.2 US Treasury Bonds 4.9 Freddie Mac Multifamily Structured pass-thru certificates 3.3 iShares Broad USD High Yield Corporate Bond ETF 1.2 Australian Commonwealth 1.1 EchoStar Corp 0.9 TransDigm Inc 0.9 Energy Transfer LP 0.8 NVIDIA Corp 0.8 35.0
VIP Strategic Income Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Strategic Income Portfolio
Class Name	VIP Strategic Income Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 1,558,619,273
Holdings Count | shares	1,450
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,558,619,273
Number of Holdings	1,450
Portfolio Turnover	91%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.8 AAA 1.0 AA 2.4 A 1.1 BBB 6.0 BB 13.1 B 17.7 CCC,CC,C 6.5 D 0.0 Not Rated 12.2 Equities 9.0 Short-Term Investments and Net Other Assets (Liabilities) 9.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 21.8 AAA - 1.0 AA - 2.4 A - 1.1 BBB - 6.0 BB - 13.1 B - 17.7 CCC,CC,C - 6.5 D - 0.0 Not Rated - 12.2 Equities - 9.0 Short-Term Investments and Net Other Assets (Liabilities) - 9.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 43.7 U.S. Government & Investment Grade-Debt 25.6 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.2 Floating-Rate debt 6.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 43.7 U.S. Government & Investment Grade-Debt - 25.6 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.2 Floating-Rate debt - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 73.7 Germany 5.2 Canada 1.7 Mexico 1.4 United Kingdom 1.4 Australia 1.4 Brazil 1.1 Saudi Arabia 1.0 Turkey 0.8 Others 12.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 73.7 Germany - 5.2 Canada - 1.7 Mexico - 1.4 United Kingdom - 1.4 Australia - 1.4 Brazil - 1.1 Saudi Arabia - 1.0 Turkey - 0.8 Others - 12.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 15.9 German Federal Republic 5.2 US Treasury Bonds 4.9 Freddie Mac Multifamily Structured pass-thru certificates 3.3 iShares Broad USD High Yield Corporate Bond ETF 1.2 Australian Commonwealth 1.1 EchoStar Corp 0.9 TransDigm Inc 0.9 Energy Transfer LP 0.8 NVIDIA Corp 0.8 35.0
VIP Strategic Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Strategic Income Portfolio
Class Name	VIP Strategic Income Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 1,558,619,273
Holdings Count | shares	1,450
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,558,619,273
Number of Holdings	1,450
Portfolio Turnover	91%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.8 AAA 1.0 AA 2.4 A 1.1 BBB 6.0 BB 13.1 B 17.7 CCC,CC,C 6.5 D 0.0 Not Rated 12.2 Equities 9.0 Short-Term Investments and Net Other Assets (Liabilities) 9.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 21.8 AAA - 1.0 AA - 2.4 A - 1.1 BBB - 6.0 BB - 13.1 B - 17.7 CCC,CC,C - 6.5 D - 0.0 Not Rated - 12.2 Equities - 9.0 Short-Term Investments and Net Other Assets (Liabilities) - 9.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 43.7 U.S. Government & Investment Grade-Debt 25.6 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.2 Floating-Rate debt 6.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 43.7 U.S. Government & Investment Grade-Debt - 25.6 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.2 Floating-Rate debt - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 73.7 Germany 5.2 Canada 1.7 Mexico 1.4 United Kingdom 1.4 Australia 1.4 Brazil 1.1 Saudi Arabia 1.0 Turkey 0.8 Others 12.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 73.7 Germany - 5.2 Canada - 1.7 Mexico - 1.4 United Kingdom - 1.4 Australia - 1.4 Brazil - 1.1 Saudi Arabia - 1.0 Turkey - 0.8 Others - 12.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 15.9 German Federal Republic 5.2 US Treasury Bonds 4.9 Freddie Mac Multifamily Structured pass-thru certificates 3.3 iShares Broad USD High Yield Corporate Bond ETF 1.2 Australian Commonwealth 1.1 EchoStar Corp 0.9 TransDigm Inc 0.9 Energy Transfer LP 0.8 NVIDIA Corp 0.8 35.0
VIP Strategic Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Strategic Income Portfolio
Class Name	VIP Strategic Income Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 1,558,619,273
Holdings Count | shares	1,450
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,558,619,273
Number of Holdings	1,450
Portfolio Turnover	91%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.8 AAA 1.0 AA 2.4 A 1.1 BBB 6.0 BB 13.1 B 17.7 CCC,CC,C 6.5 D 0.0 Not Rated 12.2 Equities 9.0 Short-Term Investments and Net Other Assets (Liabilities) 9.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 21.8 AAA - 1.0 AA - 2.4 A - 1.1 BBB - 6.0 BB - 13.1 B - 17.7 CCC,CC,C - 6.5 D - 0.0 Not Rated - 12.2 Equities - 9.0 Short-Term Investments and Net Other Assets (Liabilities) - 9.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 43.7 U.S. Government & Investment Grade-Debt 25.6 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.2 Floating-Rate debt 6.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 43.7 U.S. Government & Investment Grade-Debt - 25.6 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.2 Floating-Rate debt - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 73.7 Germany 5.2 Canada 1.7 Mexico 1.4 United Kingdom 1.4 Australia 1.4 Brazil 1.1 Saudi Arabia 1.0 Turkey 0.8 Others 12.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 73.7 Germany - 5.2 Canada - 1.7 Mexico - 1.4 United Kingdom - 1.4 Australia - 1.4 Brazil - 1.1 Saudi Arabia - 1.0 Turkey - 0.8 Others - 12.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 15.9 German Federal Republic 5.2 US Treasury Bonds 4.9 Freddie Mac Multifamily Structured pass-thru certificates 3.3 iShares Broad USD High Yield Corporate Bond ETF 1.2 Australian Commonwealth 1.1 EchoStar Corp 0.9 TransDigm Inc 0.9 Energy Transfer LP 0.8 NVIDIA Corp 0.8 35.0
VIP Investor Freedom Income Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom Income Portfolio℠
Class Name	VIP Investor Freedom Income Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom Income Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom Income Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 77,105,625
Holdings Count | shares	15
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$77,105,625
Number of Holdings	15
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 62.1 Short-Term Funds 16.3 International Equity Funds 13.4 Domestic Equity Funds 8.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.1 Short-Term Funds - 16.3 International Equity Funds - 13.4 Domestic Equity Funds - 8.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 38.5 VIP Government Money Market Portfolio - Investor Class 16.3 Fidelity Inflation-Protected Bond Index Fund 15.5 VIP Overseas Portfolio - Investor Class 8.8 VIP Emerging Markets Portfolio - Investor Class 4.6 Fidelity Long-Term Treasury Bond Index Fund 3.9 Fidelity International Bond Index Fund 3.0 VIP Growth Portfolio - Investor Class 2.4 VIP Growth & Income Portfolio - Investor Class 1.6 VIP Contrafund Portfolio - Investor Class 1.4 96.0
VIP Investor Freedom 2050 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2050 Portfolio℠
Class Name	VIP Investor Freedom 2050 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2050 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2050 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 9,943,628
Holdings Count | shares	12
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$9,943,628
Number of Holdings	12
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 50.6 International Equity Funds 41.7 Bond Funds 6.4 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 50.6 International Equity Funds - 41.7 Bond Funds - 6.4 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Investor Class 29.0 VIP Growth Portfolio - Investor Class 14.8 VIP Emerging Markets Portfolio - Investor Class 12.7 VIP Growth & Income Portfolio - Investor Class 9.9 VIP Contrafund Portfolio - Investor Class 8.9 VIP Equity Income Portfolio - Investor Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 6.4 VIP Value Portfolio - Investor Class 5.0 VIP Value Strategies Portfolio - Investor Class 2.5 VIP Mid Cap Portfolio - Investor Class 2.3 98.7
VIP Investor Freedom 2045 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2045 Portfolio℠
Class Name	VIP Investor Freedom 2045 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2045 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2045 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 6,491,304
Holdings Count | shares	12
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$6,491,304
Number of Holdings	12
Portfolio Turnover	30%

Holdings [Text Block]	Domestic Equity Funds 50.6 International Equity Funds 41.7 Bond Funds 6.4 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 50.6 International Equity Funds - 41.7 Bond Funds - 6.4 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Investor Class 29.0 VIP Growth Portfolio - Investor Class 14.8 VIP Emerging Markets Portfolio - Investor Class 12.7 VIP Growth & Income Portfolio - Investor Class 9.9 VIP Contrafund Portfolio - Investor Class 8.9 VIP Equity Income Portfolio - Investor Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 6.4 VIP Value Portfolio - Investor Class 5.0 VIP Value Strategies Portfolio - Investor Class 2.5 VIP Mid Cap Portfolio - Investor Class 2.3 98.7
VIP Investor Freedom 2040 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2040 Portfolio℠
Class Name	VIP Investor Freedom 2040 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2040 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2040 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 20,865,574
Holdings Count | shares	15
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$20,865,574
Number of Holdings	15
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 45.9 International Equity Funds 38.5 Bond Funds 14.2 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 45.9 International Equity Funds - 38.5 Bond Funds - 14.2 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Investor Class 26.6 VIP Growth Portfolio - Investor Class 13.4 VIP Emerging Markets Portfolio - Investor Class 11.9 VIP Growth & Income Portfolio - Investor Class 9.0 Fidelity Long-Term Treasury Bond Index Fund 8.6 VIP Contrafund Portfolio - Investor Class 8.1 VIP Equity Income Portfolio - Investor Class 6.5 VIP Value Portfolio - Investor Class 4.6 VIP Investment Grade Bond II Portfolio - Investor Class 2.9 VIP Value Strategies Portfolio - Investor Class 2.3 93.9
VIP Investor Freedom 2035 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2035 Portfolio℠
Class Name	VIP Investor Freedom 2035 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2035 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2035 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 29,594,491
Holdings Count | shares	15
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$29,594,491
Number of Holdings	15
Portfolio Turnover	45%

Holdings [Text Block]	Domestic Equity Funds 37.0 International Equity Funds 32.5 Bond Funds 29.1 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 37.0 International Equity Funds - 32.5 Bond Funds - 29.1 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Investor Class 22.4 VIP Investment Grade Bond II Portfolio - Investor Class 15.8 VIP Growth Portfolio - Investor Class 10.8 VIP Emerging Markets Portfolio - Investor Class 10.1 Fidelity Long-Term Treasury Bond Index Fund 8.2 VIP Growth & Income Portfolio - Investor Class 7.3 VIP Contrafund Portfolio - Investor Class 6.5 VIP Equity Income Portfolio - Investor Class 5.3 Fidelity Inflation-Protected Bond Index Fund 3.8 VIP Value Portfolio - Investor Class 3.7 93.9
VIP Investor Freedom 2030 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2030 Portfolio℠
Class Name	VIP Investor Freedom 2030 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2030 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2030 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 382,650,060
Holdings Count | shares	15
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$382,650,060
Number of Holdings	15
Portfolio Turnover	34%

Holdings [Text Block]	Bond Funds 37.9 Domestic Equity Funds 31.7 International Equity Funds 29.0 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.9 Domestic Equity Funds - 31.7 International Equity Funds - 29.0 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 20.4 VIP Overseas Portfolio - Investor Class 19.9 VIP Growth Portfolio - Investor Class 9.2 VIP Emerging Markets Portfolio - Investor Class 9.1 Fidelity Inflation-Protected Bond Index Fund 7.8 Fidelity Long-Term Treasury Bond Index Fund 7.8 VIP Growth & Income Portfolio - Investor Class 6.2 VIP Contrafund Portfolio - Investor Class 5.6 VIP Equity Income Portfolio - Investor Class 4.5 VIP Value Portfolio - Investor Class 3.2 93.7
VIP Investor Freedom 2025 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2025 Portfolio℠
Class Name	VIP Investor Freedom 2025 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2025 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2025 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 210,677,000
Holdings Count | shares	15
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$210,677,000
Number of Holdings	15
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 44.4 Domestic Equity Funds 27.8 International Equity Funds 26.4 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.4 Domestic Equity Funds - 27.8 International Equity Funds - 26.4 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 23.2 VIP Overseas Portfolio - Investor Class 18.1 Fidelity Inflation-Protected Bond Index Fund 11.6 VIP Emerging Markets Portfolio - Investor Class 8.3 VIP Growth Portfolio - Investor Class 8.1 Fidelity Long-Term Treasury Bond Index Fund 7.2 VIP Growth & Income Portfolio - Investor Class 5.5 VIP Contrafund Portfolio - Investor Class 4.9 VIP Equity Income Portfolio - Investor Class 4.0 VIP Value Portfolio - Investor Class 2.7 93.6
VIP Investor Freedom 2020 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2020 Portfolio℠
Class Name	VIP Investor Freedom 2020 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2020 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2020 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 177,924,108
Holdings Count | shares	15
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$177,924,108
Number of Holdings	15
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 52.7 International Equity Funds 22.9 Domestic Equity Funds 22.7 Short-Term Funds 1.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.7 International Equity Funds - 22.9 Domestic Equity Funds - 22.7 Short-Term Funds - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 30.8 VIP Overseas Portfolio - Investor Class 15.5 Fidelity Inflation-Protected Bond Index Fund 12.6 VIP Emerging Markets Portfolio - Investor Class 7.4 VIP Growth Portfolio - Investor Class 6.6 VIP Growth & Income Portfolio - Investor Class 4.5 Fidelity Long-Term Treasury Bond Index Fund 4.3 VIP Contrafund Portfolio - Investor Class 4.0 Fidelity International Bond Index Fund 3.8 VIP Equity Income Portfolio - Investor Class 3.2 92.7
VIP Investor Freedom 2015 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2015 Portfolio℠
Class Name	VIP Investor Freedom 2015 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2015 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2015 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 89,930,326
Holdings Count | shares	15
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$89,930,326
Number of Holdings	15
Portfolio Turnover	26%

Holdings [Text Block]	Bond Funds 56.3 International Equity Funds 19.3 Domestic Equity Funds 17.2 Short-Term Funds 7.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.3 International Equity Funds - 19.3 Domestic Equity Funds - 17.2 Short-Term Funds - 7.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 33.7 Fidelity Inflation-Protected Bond Index Fund 13.7 VIP Overseas Portfolio - Investor Class 13.0 VIP Government Money Market Portfolio - Investor Class 7.2 VIP Emerging Markets Portfolio - Investor Class 6.3 VIP Growth Portfolio - Investor Class 5.1 Fidelity Long-Term Treasury Bond Index Fund 4.2 Fidelity International Bond Index Fund 3.5 VIP Growth & Income Portfolio - Investor Class 3.4 VIP Contrafund Portfolio - Investor Class 3.0 93.1
VIP Investor Freedom 2010 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2010 Portfolio℠
Class Name	VIP Investor Freedom 2010 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2010 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2010 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 53,838,226
Holdings Count | shares	15
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$53,838,226
Number of Holdings	15
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 60.0 International Equity Funds 15.6 Short-Term Funds 12.7 Domestic Equity Funds 11.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 60.0 International Equity Funds - 15.6 Short-Term Funds - 12.7 Domestic Equity Funds - 11.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 36.7 Fidelity Inflation-Protected Bond Index Fund 14.8 VIP Government Money Market Portfolio - Investor Class 12.7 VIP Overseas Portfolio - Investor Class 10.4 VIP Emerging Markets Portfolio - Investor Class 5.2 Fidelity Long-Term Treasury Bond Index Fund 4.1 VIP Growth Portfolio - Investor Class 3.4 Fidelity International Bond Index Fund 3.2 VIP Growth & Income Portfolio - Investor Class 2.3 VIP Contrafund Portfolio - Investor Class 2.1 94.9
VIP Investment Grade Bond Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond Portfolio
Class Name	VIP Investment Grade Bond Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 4,532,536,071
Holdings Count | shares	2,387
Investment Company Portfolio Turnover	184.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,532,536,071
Number of Holdings	2,387
Portfolio Turnover	184%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.5 AAA 8.2 AA 0.6 A 8.5 BBB 14.6 BB 3.3 B 1.4 CCC,CC,C 0.0 Not Rated 5.6 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 61.5 AAA - 8.2 AA - 0.6 A - 8.5 BBB - 14.6 BB - 3.3 B - 1.4 CCC,CC,C - 0.0 Not Rated - 5.6 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 42.4 Corporate Bonds 25.2 U.S. Government Agency - Mortgage Securities 19.1 Asset-Backed Securities 9.3 CMOs and Other Mortgage Related Securities 7.1 Other Investments 0.2 Options 0.1 Bank Loan Obligations 0.1 Preferred Securities 0.1 Foreign Government and Government Agency Obligations 0.1 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 42.4 Corporate Bonds - 25.2 U.S. Government Agency - Mortgage Securities - 19.1 Asset-Backed Securities - 9.3 CMOs and Other Mortgage Related Securities - 7.1 Other Investments - 0.2 Options - 0.1 Bank Loan Obligations - 0.1 Preferred Securities - 0.1 Foreign Government and Government Agency Obligations - 0.1 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.7)% United States 90.3 Grand Cayman (UK Overseas Ter) 5.0 Mexico 1.0 Ireland 0.6 United Kingdom 0.6 Bailiwick Of Jersey 0.5 Netherlands 0.4 Switzerland 0.3 France 0.3 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Grand Cayman (UK Overseas Ter) - 5.0 Mexico - 1.0 Ireland - 0.6 United Kingdom - 0.6 Bailiwick Of Jersey - 0.5 Netherlands - 0.4 Switzerland - 0.3 France - 0.3 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 30.2 US Treasury Bonds 12.2 Fannie Mae Mortgage pass-thru certificates 6.0 Ginnie Mae II Pool 5.1 Freddie Mac Gold Pool 4.2 Uniform Mortgage Backed Securities 2.9 Morgan Stanley 1.3 Bank of America Corp 1.2 JPMorgan Chase & Co 1.2 Petroleos Mexicanos 1.0 65.3
VIP Investment Grade Bond Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond Portfolio
Class Name	VIP Investment Grade Bond Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 4,532,536,071
Holdings Count | shares	2,387
Investment Company Portfolio Turnover	184.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,532,536,071
Number of Holdings	2,387
Portfolio Turnover	184%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.5 AAA 8.2 AA 0.6 A 8.5 BBB 14.6 BB 3.3 B 1.4 CCC,CC,C 0.0 Not Rated 5.6 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 61.5 AAA - 8.2 AA - 0.6 A - 8.5 BBB - 14.6 BB - 3.3 B - 1.4 CCC,CC,C - 0.0 Not Rated - 5.6 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 42.4 Corporate Bonds 25.2 U.S. Government Agency - Mortgage Securities 19.1 Asset-Backed Securities 9.3 CMOs and Other Mortgage Related Securities 7.1 Other Investments 0.2 Options 0.1 Bank Loan Obligations 0.1 Preferred Securities 0.1 Foreign Government and Government Agency Obligations 0.1 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 42.4 Corporate Bonds - 25.2 U.S. Government Agency - Mortgage Securities - 19.1 Asset-Backed Securities - 9.3 CMOs and Other Mortgage Related Securities - 7.1 Other Investments - 0.2 Options - 0.1 Bank Loan Obligations - 0.1 Preferred Securities - 0.1 Foreign Government and Government Agency Obligations - 0.1 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.7)% United States 90.3 Grand Cayman (UK Overseas Ter) 5.0 Mexico 1.0 Ireland 0.6 United Kingdom 0.6 Bailiwick Of Jersey 0.5 Netherlands 0.4 Switzerland 0.3 France 0.3 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Grand Cayman (UK Overseas Ter) - 5.0 Mexico - 1.0 Ireland - 0.6 United Kingdom - 0.6 Bailiwick Of Jersey - 0.5 Netherlands - 0.4 Switzerland - 0.3 France - 0.3 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 30.2 US Treasury Bonds 12.2 Fannie Mae Mortgage pass-thru certificates 6.0 Ginnie Mae II Pool 5.1 Freddie Mac Gold Pool 4.2 Uniform Mortgage Backed Securities 2.9 Morgan Stanley 1.3 Bank of America Corp 1.2 JPMorgan Chase & Co 1.2 Petroleos Mexicanos 1.0 65.3
VIP Investment Grade Bond Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond Portfolio
Class Name	VIP Investment Grade Bond Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 4,532,536,071
Holdings Count | shares	2,387
Investment Company Portfolio Turnover	184.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,532,536,071
Number of Holdings	2,387
Portfolio Turnover	184%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.5 AAA 8.2 AA 0.6 A 8.5 BBB 14.6 BB 3.3 B 1.4 CCC,CC,C 0.0 Not Rated 5.6 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 61.5 AAA - 8.2 AA - 0.6 A - 8.5 BBB - 14.6 BB - 3.3 B - 1.4 CCC,CC,C - 0.0 Not Rated - 5.6 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 42.4 Corporate Bonds 25.2 U.S. Government Agency - Mortgage Securities 19.1 Asset-Backed Securities 9.3 CMOs and Other Mortgage Related Securities 7.1 Other Investments 0.2 Options 0.1 Bank Loan Obligations 0.1 Preferred Securities 0.1 Foreign Government and Government Agency Obligations 0.1 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 42.4 Corporate Bonds - 25.2 U.S. Government Agency - Mortgage Securities - 19.1 Asset-Backed Securities - 9.3 CMOs and Other Mortgage Related Securities - 7.1 Other Investments - 0.2 Options - 0.1 Bank Loan Obligations - 0.1 Preferred Securities - 0.1 Foreign Government and Government Agency Obligations - 0.1 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.7)% United States 90.3 Grand Cayman (UK Overseas Ter) 5.0 Mexico 1.0 Ireland 0.6 United Kingdom 0.6 Bailiwick Of Jersey 0.5 Netherlands 0.4 Switzerland 0.3 France 0.3 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Grand Cayman (UK Overseas Ter) - 5.0 Mexico - 1.0 Ireland - 0.6 United Kingdom - 0.6 Bailiwick Of Jersey - 0.5 Netherlands - 0.4 Switzerland - 0.3 France - 0.3 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 30.2 US Treasury Bonds 12.2 Fannie Mae Mortgage pass-thru certificates 6.0 Ginnie Mae II Pool 5.1 Freddie Mac Gold Pool 4.2 Uniform Mortgage Backed Securities 2.9 Morgan Stanley 1.3 Bank of America Corp 1.2 JPMorgan Chase & Co 1.2 Petroleos Mexicanos 1.0 65.3
VIP Investment Grade Bond Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond Portfolio
Class Name	VIP Investment Grade Bond Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 4,532,536,071
Holdings Count | shares	2,387
Investment Company Portfolio Turnover	184.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,532,536,071
Number of Holdings	2,387
Portfolio Turnover	184%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.5 AAA 8.2 AA 0.6 A 8.5 BBB 14.6 BB 3.3 B 1.4 CCC,CC,C 0.0 Not Rated 5.6 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 61.5 AAA - 8.2 AA - 0.6 A - 8.5 BBB - 14.6 BB - 3.3 B - 1.4 CCC,CC,C - 0.0 Not Rated - 5.6 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 42.4 Corporate Bonds 25.2 U.S. Government Agency - Mortgage Securities 19.1 Asset-Backed Securities 9.3 CMOs and Other Mortgage Related Securities 7.1 Other Investments 0.2 Options 0.1 Bank Loan Obligations 0.1 Preferred Securities 0.1 Foreign Government and Government Agency Obligations 0.1 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 42.4 Corporate Bonds - 25.2 U.S. Government Agency - Mortgage Securities - 19.1 Asset-Backed Securities - 9.3 CMOs and Other Mortgage Related Securities - 7.1 Other Investments - 0.2 Options - 0.1 Bank Loan Obligations - 0.1 Preferred Securities - 0.1 Foreign Government and Government Agency Obligations - 0.1 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.7)% United States 90.3 Grand Cayman (UK Overseas Ter) 5.0 Mexico 1.0 Ireland 0.6 United Kingdom 0.6 Bailiwick Of Jersey 0.5 Netherlands 0.4 Switzerland 0.3 France 0.3 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Grand Cayman (UK Overseas Ter) - 5.0 Mexico - 1.0 Ireland - 0.6 United Kingdom - 0.6 Bailiwick Of Jersey - 0.5 Netherlands - 0.4 Switzerland - 0.3 France - 0.3 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 30.2 US Treasury Bonds 12.2 Fannie Mae Mortgage pass-thru certificates 6.0 Ginnie Mae II Pool 5.1 Freddie Mac Gold Pool 4.2 Uniform Mortgage Backed Securities 2.9 Morgan Stanley 1.3 Bank of America Corp 1.2 JPMorgan Chase & Co 1.2 Petroleos Mexicanos 1.0 65.3
VIP Government Money Market Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Government Money Market Portfolio
Class Name	VIP Government Money Market Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 9,902,298,781
Holdings Count | shares	639
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$9,902,298,781
Number of Holdings	639

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 81.1 8-30 3.2 31-60 5.4 61-90 5.8 91-180 1.8 >180 5.9 Repurchase Agreements 50.8 U.S. Government Agency - Debt 39.6 U.S. Treasury Obligations 12.8 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 50.8 U.S. Government Agency - Debt - 39.6 U.S. Treasury Obligations - 12.8 Net Other Assets (Liabilities) - (3.2)%
VIP Government Money Market Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Government Money Market Portfolio
Class Name	VIP Government Money Market Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 9,902,298,781
Holdings Count | shares	639
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$9,902,298,781
Number of Holdings	639

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 81.1 8-30 3.2 31-60 5.4 61-90 5.8 91-180 1.8 >180 5.9 Repurchase Agreements 50.8 U.S. Government Agency - Debt 39.6 U.S. Treasury Obligations 12.8 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 50.8 U.S. Government Agency - Debt - 39.6 U.S. Treasury Obligations - 12.8 Net Other Assets (Liabilities) - (3.2)%
VIP Government Money Market Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Government Money Market Portfolio
Class Name	VIP Government Money Market Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
Net Assets	$ 9,902,298,781
Holdings Count | shares	639
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$9,902,298,781
Number of Holdings	639

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 81.1 8-30 3.2 31-60 5.4 61-90 5.8 91-180 1.8 >180 5.9 Repurchase Agreements 50.8 U.S. Government Agency - Debt 39.6 U.S. Treasury Obligations 12.8 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 50.8 U.S. Government Agency - Debt - 39.6 U.S. Treasury Obligations - 12.8 Net Other Assets (Liabilities) - (3.2)%
VIP Government Money Market Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Government Money Market Portfolio
Class Name	VIP Government Money Market Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 9,902,298,781
Holdings Count | shares	639
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$9,902,298,781
Number of Holdings	639

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 81.1 8-30 3.2 31-60 5.4 61-90 5.8 91-180 1.8 >180 5.9 Repurchase Agreements 50.8 U.S. Government Agency - Debt 39.6 U.S. Treasury Obligations 12.8 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 50.8 U.S. Government Agency - Debt - 39.6 U.S. Treasury Obligations - 12.8 Net Other Assets (Liabilities) - (3.2)%
VIP FundsManager 85% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 85% Portfolio
Class Name	VIP FundsManager® 85% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 1,064,872,755
Holdings Count | shares	41
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,064,872,755
Number of Holdings	41
Portfolio Turnover	29%

Holdings [Text Block]	Domestic Equity Funds 51.3 International Equity Funds 34.2 Bond Funds 14.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.3 International Equity Funds - 34.2 Bond Funds - 14.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 39.2 Fidelity Overseas Fund 10.5 Fidelity Emerging Markets Fund 9.1 Fidelity Total Bond Fund 3.9 VIP Investment Grade Bond II Portfolio - Investor Class 3.9 Fidelity Stock Selector Small Cap Fund 3.4 Fidelity International Discovery Fund 2.7 Fidelity Enhanced International ETF 2.4 Fidelity Inflation-Protected Bond Index Fund 2.4 Fidelity International Capital Appreciation Fund 2.2 79.7
VIP FundsManager 85% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 85% Portfolio
Class Name	VIP FundsManager® 85% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 1,064,872,755
Holdings Count | shares	41
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,064,872,755
Number of Holdings	41
Portfolio Turnover	29%

Holdings [Text Block]	Domestic Equity Funds 51.3 International Equity Funds 34.2 Bond Funds 14.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.3 International Equity Funds - 34.2 Bond Funds - 14.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 39.2 Fidelity Overseas Fund 10.5 Fidelity Emerging Markets Fund 9.1 Fidelity Total Bond Fund 3.9 VIP Investment Grade Bond II Portfolio - Investor Class 3.9 Fidelity Stock Selector Small Cap Fund 3.4 Fidelity International Discovery Fund 2.7 Fidelity Enhanced International ETF 2.4 Fidelity Inflation-Protected Bond Index Fund 2.4 Fidelity International Capital Appreciation Fund 2.2 79.7
VIP FundsManager 85% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 85% Portfolio
Class Name	VIP FundsManager® 85% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 1,064,872,755
Holdings Count | shares	41
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,064,872,755
Number of Holdings	41
Portfolio Turnover	29%

Holdings [Text Block]	Domestic Equity Funds 51.3 International Equity Funds 34.2 Bond Funds 14.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.3 International Equity Funds - 34.2 Bond Funds - 14.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 39.2 Fidelity Overseas Fund 10.5 Fidelity Emerging Markets Fund 9.1 Fidelity Total Bond Fund 3.9 VIP Investment Grade Bond II Portfolio - Investor Class 3.9 Fidelity Stock Selector Small Cap Fund 3.4 Fidelity International Discovery Fund 2.7 Fidelity Enhanced International ETF 2.4 Fidelity Inflation-Protected Bond Index Fund 2.4 Fidelity International Capital Appreciation Fund 2.2 79.7
VIP FundsManager 70% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 70% Portfolio
Class Name	VIP FundsManager® 70% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 2,466,437,320
Holdings Count | shares	38
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,466,437,320
Number of Holdings	38
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 42.9 International Equity Funds 30.3 Bond Funds 23.9 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 42.9 International Equity Funds - 30.3 Bond Funds - 23.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 32.7 Fidelity Overseas Fund 9.3 Fidelity Total Bond Fund 8.8 VIP Investment Grade Bond II Portfolio - Investor Class 8.8 Fidelity Emerging Markets Fund 8.0 Fidelity Stock Selector Small Cap Fund 2.8 Fidelity Inflation-Protected Bond Index Fund 2.5 Fidelity Enhanced International ETF 2.3 Fidelity International Discovery Fund 2.3 Fidelity High Income Fund 1.9 79.4
VIP FundsManager 70% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 70% Portfolio
Class Name	VIP FundsManager® 70% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 2,466,437,320
Holdings Count | shares	38
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,466,437,320
Number of Holdings	38
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 42.9 International Equity Funds 30.3 Bond Funds 23.9 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 42.9 International Equity Funds - 30.3 Bond Funds - 23.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 32.7 Fidelity Overseas Fund 9.3 Fidelity Total Bond Fund 8.8 VIP Investment Grade Bond II Portfolio - Investor Class 8.8 Fidelity Emerging Markets Fund 8.0 Fidelity Stock Selector Small Cap Fund 2.8 Fidelity Inflation-Protected Bond Index Fund 2.5 Fidelity Enhanced International ETF 2.3 Fidelity International Discovery Fund 2.3 Fidelity High Income Fund 1.9 79.4
VIP FundsManager 70% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 70% Portfolio
Class Name	VIP FundsManager® 70% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 2,466,437,320
Holdings Count | shares	38
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,466,437,320
Number of Holdings	38
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 42.9 International Equity Funds 30.3 Bond Funds 23.9 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 42.9 International Equity Funds - 30.3 Bond Funds - 23.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 32.7 Fidelity Overseas Fund 9.3 Fidelity Total Bond Fund 8.8 VIP Investment Grade Bond II Portfolio - Investor Class 8.8 Fidelity Emerging Markets Fund 8.0 Fidelity Stock Selector Small Cap Fund 2.8 Fidelity Inflation-Protected Bond Index Fund 2.5 Fidelity Enhanced International ETF 2.3 Fidelity International Discovery Fund 2.3 Fidelity High Income Fund 1.9 79.4
VIP FundsManager 60% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 60% Portfolio
Class Name	VIP FundsManager® 60% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 7,268,721,741
Holdings Count | shares	38
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$7,268,721,741
Number of Holdings	38
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 37.0 Bond Funds 33.8 International Equity Funds 26.3 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 37.0 Bond Funds - 33.8 International Equity Funds - 26.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 28.1 Fidelity Total Bond Fund 13.8 VIP Investment Grade Bond II Portfolio - Investor Class 13.8 Fidelity Overseas Fund 7.8 Fidelity Emerging Markets Fund 6.9 Fidelity Stock Selector Small Cap Fund 2.4 Fidelity Inflation-Protected Bond Index Fund 2.4 Fidelity Enhanced International ETF 2.1 Fidelity International Discovery Fund 2.0 Fidelity High Income Fund 1.9 81.2
VIP FundsManager 60% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 60% Portfolio
Class Name	VIP FundsManager® 60% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 7,268,721,741
Holdings Count | shares	38
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$7,268,721,741
Number of Holdings	38
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 37.0 Bond Funds 33.8 International Equity Funds 26.3 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 37.0 Bond Funds - 33.8 International Equity Funds - 26.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 28.1 Fidelity Total Bond Fund 13.8 VIP Investment Grade Bond II Portfolio - Investor Class 13.8 Fidelity Overseas Fund 7.8 Fidelity Emerging Markets Fund 6.9 Fidelity Stock Selector Small Cap Fund 2.4 Fidelity Inflation-Protected Bond Index Fund 2.4 Fidelity Enhanced International ETF 2.1 Fidelity International Discovery Fund 2.0 Fidelity High Income Fund 1.9 81.2
VIP FundsManager 60% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 60% Portfolio
Class Name	VIP FundsManager® 60% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 7,268,721,741
Holdings Count | shares	38
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$7,268,721,741
Number of Holdings	38
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 37.0 Bond Funds 33.8 International Equity Funds 26.3 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 37.0 Bond Funds - 33.8 International Equity Funds - 26.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 28.1 Fidelity Total Bond Fund 13.8 VIP Investment Grade Bond II Portfolio - Investor Class 13.8 Fidelity Overseas Fund 7.8 Fidelity Emerging Markets Fund 6.9 Fidelity Stock Selector Small Cap Fund 2.4 Fidelity Inflation-Protected Bond Index Fund 2.4 Fidelity Enhanced International ETF 2.1 Fidelity International Discovery Fund 2.0 Fidelity High Income Fund 1.9 81.2
VIP FundsManager 50% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 50% Portfolio
Class Name	VIP FundsManager® 50% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 3,919,084,309
Holdings Count | shares	38
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$3,919,084,309
Number of Holdings	38
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 39.0 Domestic Equity Funds 31.0 International Equity Funds 22.1 Short-Term Funds 2.8 Short-Term Investments and Net Other Assets (Liabilities) 5.1 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 39.0 Domestic Equity Funds - 31.0 International Equity Funds - 22.1 Short-Term Funds - 2.8 Short-Term Investments and Net Other Assets (Liabilities) - 5.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 23.2 Fidelity Total Bond Fund 16.3 VIP Investment Grade Bond II Portfolio - Investor Class 16.2 Fidelity Emerging Markets Fund 5.6 Fidelity Overseas Fund 4.8 Fidelity Investments Money Market Government Portfolio - Institutional Class 2.8 Fidelity Enhanced International ETF 2.5 Fidelity Inflation-Protected Bond Index Fund 2.5 Fidelity Stock Selector Small Cap Fund 2.0 Fidelity High Income Fund 2.0 77.9
VIP FundsManager 50% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 50% Portfolio
Class Name	VIP FundsManager® 50% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 3,919,084,309
Holdings Count | shares	38
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$3,919,084,309
Number of Holdings	38
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 39.0 Domestic Equity Funds 31.0 International Equity Funds 22.1 Short-Term Funds 2.8 Short-Term Investments and Net Other Assets (Liabilities) 5.1 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 39.0 Domestic Equity Funds - 31.0 International Equity Funds - 22.1 Short-Term Funds - 2.8 Short-Term Investments and Net Other Assets (Liabilities) - 5.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 23.2 Fidelity Total Bond Fund 16.3 VIP Investment Grade Bond II Portfolio - Investor Class 16.2 Fidelity Emerging Markets Fund 5.6 Fidelity Overseas Fund 4.8 Fidelity Investments Money Market Government Portfolio - Institutional Class 2.8 Fidelity Enhanced International ETF 2.5 Fidelity Inflation-Protected Bond Index Fund 2.5 Fidelity Stock Selector Small Cap Fund 2.0 Fidelity High Income Fund 2.0 77.9
VIP FundsManager 50% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 50% Portfolio
Class Name	VIP FundsManager® 50% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 3,919,084,309
Holdings Count | shares	38
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$3,919,084,309
Number of Holdings	38
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 39.0 Domestic Equity Funds 31.0 International Equity Funds 22.1 Short-Term Funds 2.8 Short-Term Investments and Net Other Assets (Liabilities) 5.1 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 39.0 Domestic Equity Funds - 31.0 International Equity Funds - 22.1 Short-Term Funds - 2.8 Short-Term Investments and Net Other Assets (Liabilities) - 5.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 23.2 Fidelity Total Bond Fund 16.3 VIP Investment Grade Bond II Portfolio - Investor Class 16.2 Fidelity Emerging Markets Fund 5.6 Fidelity Overseas Fund 4.8 Fidelity Investments Money Market Government Portfolio - Institutional Class 2.8 Fidelity Enhanced International ETF 2.5 Fidelity Inflation-Protected Bond Index Fund 2.5 Fidelity Stock Selector Small Cap Fund 2.0 Fidelity High Income Fund 2.0 77.9
VIP FundsManager 40% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 40% Portfolio
Class Name	VIP FundsManager® 40% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 33,937,525
Holdings Count | shares	31
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$33,937,525
Number of Holdings	31
Portfolio Turnover	64%

Holdings [Text Block]	Bond Funds 44.1 Domestic Equity Funds 25.2 International Equity Funds 20.1 Short-Term Funds 7.9 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.1 Domestic Equity Funds - 25.2 International Equity Funds - 20.1 Short-Term Funds - 7.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 18.9 Fidelity Total Bond Fund 18.8 VIP Stock Selector Portfolio - Investor Class 18.5 Fidelity Investments Money Market Government Portfolio - Institutional Class 7.9 Fidelity Overseas Fund 6.5 Fidelity Emerging Markets Fund 5.8 Fidelity Inflation-Protected Bond Index Fund 2.5 Fidelity High Income Fund 2.0 Fidelity International Discovery Fund 1.8 Fidelity Stock Selector Small Cap Fund 1.6 84.3
VIP FundsManager 40% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 40% Portfolio
Class Name	VIP FundsManager® 40% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 33,937,525
Holdings Count | shares	31
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$33,937,525
Number of Holdings	31
Portfolio Turnover	64%

Holdings [Text Block]	Bond Funds 44.1 Domestic Equity Funds 25.2 International Equity Funds 20.1 Short-Term Funds 7.9 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.1 Domestic Equity Funds - 25.2 International Equity Funds - 20.1 Short-Term Funds - 7.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 18.9 Fidelity Total Bond Fund 18.8 VIP Stock Selector Portfolio - Investor Class 18.5 Fidelity Investments Money Market Government Portfolio - Institutional Class 7.9 Fidelity Overseas Fund 6.5 Fidelity Emerging Markets Fund 5.8 Fidelity Inflation-Protected Bond Index Fund 2.5 Fidelity High Income Fund 2.0 Fidelity International Discovery Fund 1.8 Fidelity Stock Selector Small Cap Fund 1.6 84.3
VIP FundsManager 40% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 40% Portfolio
Class Name	VIP FundsManager® 40% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 33,937,525
Holdings Count | shares	31
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$33,937,525
Number of Holdings	31
Portfolio Turnover	64%

Holdings [Text Block]	Bond Funds 44.1 Domestic Equity Funds 25.2 International Equity Funds 20.1 Short-Term Funds 7.9 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.1 Domestic Equity Funds - 25.2 International Equity Funds - 20.1 Short-Term Funds - 7.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 18.9 Fidelity Total Bond Fund 18.8 VIP Stock Selector Portfolio - Investor Class 18.5 Fidelity Investments Money Market Government Portfolio - Institutional Class 7.9 Fidelity Overseas Fund 6.5 Fidelity Emerging Markets Fund 5.8 Fidelity Inflation-Protected Bond Index Fund 2.5 Fidelity High Income Fund 2.0 Fidelity International Discovery Fund 1.8 Fidelity Stock Selector Small Cap Fund 1.6 84.3
VIP FundsManager 30% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 30% Portfolio
Class Name	VIP FundsManager® 30% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 20,798,265
Holdings Count | shares	31
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$20,798,265
Number of Holdings	31
Portfolio Turnover	60%

Holdings [Text Block]	Bond Funds 49.1 Domestic Equity Funds 19.1 International Equity Funds 16.1 Short-Term Funds 12.1 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.1 Domestic Equity Funds - 19.1 International Equity Funds - 16.1 Short-Term Funds - 12.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Total Bond Fund 21.4 VIP Investment Grade Bond II Portfolio - Investor Class 21.3 VIP Stock Selector Portfolio - Investor Class 13.6 Fidelity Investments Money Market Government Portfolio - Institutional Class 12.1 Fidelity Overseas Fund 5.1 Fidelity Emerging Markets Fund 4.8 Fidelity Inflation-Protected Bond Index Fund 2.5 Fidelity High Income Fund 2.0 Fidelity International Discovery Fund 1.4 Fidelity Hedged Equity Fund 1.3 85.5
VIP FundsManager 30% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 30% Portfolio
Class Name	VIP FundsManager® 30% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 20,798,265
Holdings Count | shares	31
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$20,798,265
Number of Holdings	31
Portfolio Turnover	60%

Holdings [Text Block]	Bond Funds 49.1 Domestic Equity Funds 19.1 International Equity Funds 16.1 Short-Term Funds 12.1 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.1 Domestic Equity Funds - 19.1 International Equity Funds - 16.1 Short-Term Funds - 12.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Total Bond Fund 21.4 VIP Investment Grade Bond II Portfolio - Investor Class 21.3 VIP Stock Selector Portfolio - Investor Class 13.6 Fidelity Investments Money Market Government Portfolio - Institutional Class 12.1 Fidelity Overseas Fund 5.1 Fidelity Emerging Markets Fund 4.8 Fidelity Inflation-Protected Bond Index Fund 2.5 Fidelity High Income Fund 2.0 Fidelity International Discovery Fund 1.4 Fidelity Hedged Equity Fund 1.3 85.5
VIP FundsManager 30% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 30% Portfolio
Class Name	VIP FundsManager® 30% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 20,798,265
Holdings Count | shares	31
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$20,798,265
Number of Holdings	31
Portfolio Turnover	60%

Holdings [Text Block]	Bond Funds 49.1 Domestic Equity Funds 19.1 International Equity Funds 16.1 Short-Term Funds 12.1 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.1 Domestic Equity Funds - 19.1 International Equity Funds - 16.1 Short-Term Funds - 12.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Total Bond Fund 21.4 VIP Investment Grade Bond II Portfolio - Investor Class 21.3 VIP Stock Selector Portfolio - Investor Class 13.6 Fidelity Investments Money Market Government Portfolio - Institutional Class 12.1 Fidelity Overseas Fund 5.1 Fidelity Emerging Markets Fund 4.8 Fidelity Inflation-Protected Bond Index Fund 2.5 Fidelity High Income Fund 2.0 Fidelity International Discovery Fund 1.4 Fidelity Hedged Equity Fund 1.3 85.5
VIP FundsManager 20% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 20% Portfolio
Class Name	VIP FundsManager® 20% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 683,898,586
Holdings Count | shares	37
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$683,898,586
Number of Holdings	37
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 49.5 Short-Term Funds 23.5 Domestic Equity Funds 13.0 International Equity Funds 8.8 Short-Term Investments and Net Other Assets (Liabilities) 5.2 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.5 Short-Term Funds - 23.5 Domestic Equity Funds - 13.0 International Equity Funds - 8.8 Short-Term Investments and Net Other Assets (Liabilities) - 5.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Investments Money Market Government Portfolio - Institutional Class 23.5 Fidelity Total Bond Fund 21.5 VIP Investment Grade Bond II Portfolio - Investor Class 21.5 VIP Stock Selector Portfolio - Investor Class 8.7 Fidelity Inflation-Protected Bond Index Fund 2.5 Fidelity Overseas Fund 2.5 Fidelity Emerging Markets Fund 2.1 Fidelity High Income Fund 2.0 Fidelity Hedged Equity Fund 1.3 Fidelity Long-Term Treasury Bond Index Fund 1.2 86.8
VIP FundsManager 20% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 20% Portfolio
Class Name	VIP FundsManager® 20% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 683,898,586
Holdings Count | shares	37
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$683,898,586
Number of Holdings	37
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 49.5 Short-Term Funds 23.5 Domestic Equity Funds 13.0 International Equity Funds 8.8 Short-Term Investments and Net Other Assets (Liabilities) 5.2 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.5 Short-Term Funds - 23.5 Domestic Equity Funds - 13.0 International Equity Funds - 8.8 Short-Term Investments and Net Other Assets (Liabilities) - 5.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Investments Money Market Government Portfolio - Institutional Class 23.5 Fidelity Total Bond Fund 21.5 VIP Investment Grade Bond II Portfolio - Investor Class 21.5 VIP Stock Selector Portfolio - Investor Class 8.7 Fidelity Inflation-Protected Bond Index Fund 2.5 Fidelity Overseas Fund 2.5 Fidelity Emerging Markets Fund 2.1 Fidelity High Income Fund 2.0 Fidelity Hedged Equity Fund 1.3 Fidelity Long-Term Treasury Bond Index Fund 1.2 86.8
VIP FundsManager 20% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 20% Portfolio
Class Name	VIP FundsManager® 20% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 683,898,586
Holdings Count | shares	37
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$683,898,586
Number of Holdings	37
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 49.5 Short-Term Funds 23.5 Domestic Equity Funds 13.0 International Equity Funds 8.8 Short-Term Investments and Net Other Assets (Liabilities) 5.2 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.5 Short-Term Funds - 23.5 Domestic Equity Funds - 13.0 International Equity Funds - 8.8 Short-Term Investments and Net Other Assets (Liabilities) - 5.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Investments Money Market Government Portfolio - Institutional Class 23.5 Fidelity Total Bond Fund 21.5 VIP Investment Grade Bond II Portfolio - Investor Class 21.5 VIP Stock Selector Portfolio - Investor Class 8.7 Fidelity Inflation-Protected Bond Index Fund 2.5 Fidelity Overseas Fund 2.5 Fidelity Emerging Markets Fund 2.1 Fidelity High Income Fund 2.0 Fidelity Hedged Equity Fund 1.3 Fidelity Long-Term Treasury Bond Index Fund 1.2 86.8
VIP Freedom Lifetime Income III Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Freedom Lifetime Income® III Portfolio
Class Name	VIP Freedom Lifetime Income® III Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom Lifetime Income® III Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® III Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 29,807,918
Holdings Count | shares	15
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$29,807,918
Number of Holdings	15
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 50.4 Domestic Equity Funds 24.1 International Equity Funds 23.9 Short-Term Funds 1.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 50.4 Domestic Equity Funds - 24.1 International Equity Funds - 23.9 Short-Term Funds - 1.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 29.1 VIP Overseas Portfolio - Investor Class 16.2 Fidelity Inflation-Protected Bond Index Fund 11.8 VIP Emerging Markets Portfolio - Investor Class 7.7 VIP Growth Portfolio - Investor Class 7.1 Fidelity Long-Term Treasury Bond Index Fund 5.3 VIP Growth & Income Portfolio - Investor Class 4.7 VIP Contrafund Portfolio - Investor Class 4.2 VIP Equity Income Portfolio - Investor Class 3.4 Fidelity International Bond Index Fund 3.0 92.5
VIP Freedom Lifetime Income II Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Freedom Lifetime Income® II Portfolio
Class Name	VIP Freedom Lifetime Income® II Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom Lifetime Income® II Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® II Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 25,715,660
Holdings Count | shares	15
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$25,715,660
Number of Holdings	15
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 58.9 International Equity Funds 16.5 Domestic Equity Funds 13.0 Short-Term Funds 11.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 58.9 International Equity Funds - 16.5 Domestic Equity Funds - 13.0 Short-Term Funds - 11.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 35.9 Fidelity Inflation-Protected Bond Index Fund 14.3 VIP Government Money Market Portfolio - Investor Class 11.6 VIP Overseas Portfolio - Investor Class 11.0 VIP Emerging Markets Portfolio - Investor Class 5.5 Fidelity Long-Term Treasury Bond Index Fund 4.2 VIP Growth Portfolio - Investor Class 3.8 Fidelity International Bond Index Fund 3.3 VIP Growth & Income Portfolio - Investor Class 2.6 VIP Contrafund Portfolio - Investor Class 2.2 94.4
VIP Freedom Lifetime Income I Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Freedom Lifetime Income® I Portfolio
Class Name	VIP Freedom Lifetime Income® I Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom Lifetime Income® I Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® I Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 8,333,218
Holdings Count | shares	15
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$8,333,218
Number of Holdings	15
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 62.1 Short-Term Funds 16.3 International Equity Funds 13.4 Domestic Equity Funds 8.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.1 Short-Term Funds - 16.3 International Equity Funds - 13.4 Domestic Equity Funds - 8.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 38.5 VIP Government Money Market Portfolio - Investor Class 16.3 Fidelity Inflation-Protected Bond Index Fund 15.5 VIP Overseas Portfolio - Investor Class 8.8 VIP Emerging Markets Portfolio - Investor Class 4.6 Fidelity Long-Term Treasury Bond Index Fund 3.9 Fidelity International Bond Index Fund 3.0 VIP Growth Portfolio - Investor Class 2.4 VIP Growth & Income Portfolio - Investor Class 1.6 VIP Contrafund Portfolio - Investor Class 1.4 96.0
VIP Freedom Income Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom Income Portfolio℠
Class Name	VIP Freedom Income Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom Income Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 117,923,268
Holdings Count | shares	15
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$117,923,268
Number of Holdings	15
Portfolio Turnover	54%

Holdings [Text Block]	Bond Funds 62.1 Short-Term Funds 16.3 International Equity Funds 13.4 Domestic Equity Funds 8.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.1 Short-Term Funds - 16.3 International Equity Funds - 13.4 Domestic Equity Funds - 8.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 38.5 VIP Government Money Market Portfolio - Initial Class 16.3 Fidelity Inflation-Protected Bond Index Fund 15.5 VIP Overseas Portfolio - Initial Class 8.8 VIP Emerging Markets Portfolio - Initial Class 4.6 Fidelity Long-Term Treasury Bond Index Fund 3.9 Fidelity International Bond Index Fund 3.0 VIP Growth Portfolio - Initial Class 2.4 VIP Growth & Income Portfolio - Initial Class 1.6 VIP Contrafund Portfolio - Initial Class 1.5 96.1
VIP Freedom Income Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom Income Portfolio℠
Class Name	VIP Freedom Income Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom Income Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 117,923,268
Holdings Count | shares	15
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$117,923,268
Number of Holdings	15
Portfolio Turnover	54%

Holdings [Text Block]	Bond Funds 62.1 Short-Term Funds 16.3 International Equity Funds 13.4 Domestic Equity Funds 8.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.1 Short-Term Funds - 16.3 International Equity Funds - 13.4 Domestic Equity Funds - 8.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 38.5 VIP Government Money Market Portfolio - Initial Class 16.3 Fidelity Inflation-Protected Bond Index Fund 15.5 VIP Overseas Portfolio - Initial Class 8.8 VIP Emerging Markets Portfolio - Initial Class 4.6 Fidelity Long-Term Treasury Bond Index Fund 3.9 Fidelity International Bond Index Fund 3.0 VIP Growth Portfolio - Initial Class 2.4 VIP Growth & Income Portfolio - Initial Class 1.6 VIP Contrafund Portfolio - Initial Class 1.5 96.1
VIP Freedom Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom Income Portfolio℠
Class Name	VIP Freedom Income Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom Income Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 117,923,268
Holdings Count | shares	15
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$117,923,268
Number of Holdings	15
Portfolio Turnover	54%

Holdings [Text Block]	Bond Funds 62.1 Short-Term Funds 16.3 International Equity Funds 13.4 Domestic Equity Funds 8.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.1 Short-Term Funds - 16.3 International Equity Funds - 13.4 Domestic Equity Funds - 8.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 38.5 VIP Government Money Market Portfolio - Initial Class 16.3 Fidelity Inflation-Protected Bond Index Fund 15.5 VIP Overseas Portfolio - Initial Class 8.8 VIP Emerging Markets Portfolio - Initial Class 4.6 Fidelity Long-Term Treasury Bond Index Fund 3.9 Fidelity International Bond Index Fund 3.0 VIP Growth Portfolio - Initial Class 2.4 VIP Growth & Income Portfolio - Initial Class 1.6 VIP Contrafund Portfolio - Initial Class 1.5 96.1
VIP Freedom 2065 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2065 Portfolio℠
Class Name	VIP Freedom 2065 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 10,008,436
Holdings Count | shares	12
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$10,008,436
Number of Holdings	12
Portfolio Turnover	63%

Holdings [Text Block]	Domestic Equity Funds 50.6 International Equity Funds 41.7 Bond Funds 6.4 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 50.6 International Equity Funds - 41.7 Bond Funds - 6.4 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 29.0 VIP Growth Portfolio - Initial Class 14.8 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.9 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 6.4 VIP Value Portfolio - Initial Class 5.0 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.7
VIP Freedom 2065 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2065 Portfolio℠
Class Name	VIP Freedom 2065 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 10,008,436
Holdings Count | shares	12
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$10,008,436
Number of Holdings	12
Portfolio Turnover	63%

Holdings [Text Block]	Domestic Equity Funds 50.6 International Equity Funds 41.7 Bond Funds 6.4 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 50.6 International Equity Funds - 41.7 Bond Funds - 6.4 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 29.0 VIP Growth Portfolio - Initial Class 14.8 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.9 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 6.4 VIP Value Portfolio - Initial Class 5.0 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.7
VIP Freedom 2065 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2065 Portfolio℠
Class Name	VIP Freedom 2065 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 10,008,436
Holdings Count | shares	12
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$10,008,436
Number of Holdings	12
Portfolio Turnover	63%

Holdings [Text Block]	Domestic Equity Funds 50.6 International Equity Funds 41.7 Bond Funds 6.4 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 50.6 International Equity Funds - 41.7 Bond Funds - 6.4 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 29.0 VIP Growth Portfolio - Initial Class 14.8 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.9 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 6.4 VIP Value Portfolio - Initial Class 5.0 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.7
VIP Freedom 2060 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2060 Portfolio℠
Class Name	VIP Freedom 2060 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 26,996,984
Holdings Count | shares	12
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$26,996,984
Number of Holdings	12
Portfolio Turnover	53%

Holdings [Text Block]	Domestic Equity Funds 50.6 International Equity Funds 41.7 Bond Funds 6.4 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 50.6 International Equity Funds - 41.7 Bond Funds - 6.4 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 29.0 VIP Growth Portfolio - Initial Class 14.8 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.9 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 6.4 VIP Value Portfolio - Initial Class 5.0 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.7
VIP Freedom 2060 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2060 Portfolio℠
Class Name	VIP Freedom 2060 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 26,996,984
Holdings Count | shares	12
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$26,996,984
Number of Holdings	12
Portfolio Turnover	53%

Holdings [Text Block]	Domestic Equity Funds 50.6 International Equity Funds 41.7 Bond Funds 6.4 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 50.6 International Equity Funds - 41.7 Bond Funds - 6.4 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 29.0 VIP Growth Portfolio - Initial Class 14.8 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.9 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 6.4 VIP Value Portfolio - Initial Class 5.0 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.7
VIP Freedom 2060 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2060 Portfolio℠
Class Name	VIP Freedom 2060 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 26,996,984
Holdings Count | shares	12
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$26,996,984
Number of Holdings	12
Portfolio Turnover	53%

Holdings [Text Block]	Domestic Equity Funds 50.6 International Equity Funds 41.7 Bond Funds 6.4 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 50.6 International Equity Funds - 41.7 Bond Funds - 6.4 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 29.0 VIP Growth Portfolio - Initial Class 14.8 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.9 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 6.4 VIP Value Portfolio - Initial Class 5.0 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.7
VIP Freedom 2055 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2055 Portfolio℠
Class Name	VIP Freedom 2055 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 29,648,114
Holdings Count | shares	12
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$29,648,114
Number of Holdings	12
Portfolio Turnover	39%

Holdings [Text Block]	Domestic Equity Funds 50.6 International Equity Funds 41.7 Bond Funds 6.4 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 50.6 International Equity Funds - 41.7 Bond Funds - 6.4 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 29.0 VIP Growth Portfolio - Initial Class 14.8 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.9 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 6.4 VIP Value Portfolio - Initial Class 5.0 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.7
VIP Freedom 2055 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2055 Portfolio℠
Class Name	VIP Freedom 2055 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 29,648,114
Holdings Count | shares	12
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$29,648,114
Number of Holdings	12
Portfolio Turnover	39%

Holdings [Text Block]	Domestic Equity Funds 50.6 International Equity Funds 41.7 Bond Funds 6.4 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 50.6 International Equity Funds - 41.7 Bond Funds - 6.4 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 29.0 VIP Growth Portfolio - Initial Class 14.8 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.9 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 6.4 VIP Value Portfolio - Initial Class 5.0 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.7
VIP Freedom 2055 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2055 Portfolio℠
Class Name	VIP Freedom 2055 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 29,648,114
Holdings Count | shares	12
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$29,648,114
Number of Holdings	12
Portfolio Turnover	39%

Holdings [Text Block]	Domestic Equity Funds 50.6 International Equity Funds 41.7 Bond Funds 6.4 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 50.6 International Equity Funds - 41.7 Bond Funds - 6.4 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 29.0 VIP Growth Portfolio - Initial Class 14.8 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.9 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 6.4 VIP Value Portfolio - Initial Class 5.0 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.7
VIP Freedom 2050 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2050 Portfolio℠
Class Name	VIP Freedom 2050 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 190,054,394
Holdings Count | shares	12
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$190,054,394
Number of Holdings	12
Portfolio Turnover	36%

Holdings [Text Block]	Domestic Equity Funds 50.6 International Equity Funds 41.7 Bond Funds 6.4 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 50.6 International Equity Funds - 41.7 Bond Funds - 6.4 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 29.0 VIP Growth Portfolio - Initial Class 14.8 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.9 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 6.4 VIP Value Portfolio - Initial Class 5.0 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.7
VIP Freedom 2050 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2050 Portfolio℠
Class Name	VIP Freedom 2050 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 190,054,394
Holdings Count | shares	12
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$190,054,394
Number of Holdings	12
Portfolio Turnover	36%

Holdings [Text Block]	Domestic Equity Funds 50.6 International Equity Funds 41.7 Bond Funds 6.4 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 50.6 International Equity Funds - 41.7 Bond Funds - 6.4 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 29.0 VIP Growth Portfolio - Initial Class 14.8 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.9 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 6.4 VIP Value Portfolio - Initial Class 5.0 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.7
VIP Freedom 2050 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2050 Portfolio℠
Class Name	VIP Freedom 2050 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 190,054,394
Holdings Count | shares	12
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$190,054,394
Number of Holdings	12
Portfolio Turnover	36%

Holdings [Text Block]	Domestic Equity Funds 50.6 International Equity Funds 41.7 Bond Funds 6.4 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 50.6 International Equity Funds - 41.7 Bond Funds - 6.4 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 29.0 VIP Growth Portfolio - Initial Class 14.8 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.9 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 6.4 VIP Value Portfolio - Initial Class 5.0 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.7
VIP Freedom 2045 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2045 Portfolio℠
Class Name	VIP Freedom 2045 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 231,095,665
Holdings Count | shares	12
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$231,095,665
Number of Holdings	12
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 50.6 International Equity Funds 41.7 Bond Funds 6.4 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 50.6 International Equity Funds - 41.7 Bond Funds - 6.4 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 29.0 VIP Growth Portfolio - Initial Class 14.8 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.9 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 6.4 VIP Value Portfolio - Initial Class 5.0 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.7
VIP Freedom 2045 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2045 Portfolio℠
Class Name	VIP Freedom 2045 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 231,095,665
Holdings Count | shares	12
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$231,095,665
Number of Holdings	12
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 50.6 International Equity Funds 41.7 Bond Funds 6.4 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 50.6 International Equity Funds - 41.7 Bond Funds - 6.4 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 29.0 VIP Growth Portfolio - Initial Class 14.8 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.9 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 6.4 VIP Value Portfolio - Initial Class 5.0 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.7
VIP Freedom 2045 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2045 Portfolio℠
Class Name	VIP Freedom 2045 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 231,095,665
Holdings Count | shares	12
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$231,095,665
Number of Holdings	12
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 50.6 International Equity Funds 41.7 Bond Funds 6.4 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 50.6 International Equity Funds - 41.7 Bond Funds - 6.4 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 29.0 VIP Growth Portfolio - Initial Class 14.8 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.9 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 6.4 VIP Value Portfolio - Initial Class 5.0 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.7
VIP Freedom 2040 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2040 Portfolio℠
Class Name	VIP Freedom 2040 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 410,045,618
Holdings Count | shares	16
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$410,045,618
Number of Holdings	16
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 45.9 International Equity Funds 38.5 Bond Funds 14.2 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 45.9 International Equity Funds - 38.5 Bond Funds - 14.2 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 26.6 VIP Growth Portfolio - Initial Class 13.4 VIP Emerging Markets Portfolio - Initial Class 11.9 VIP Growth & Income Portfolio - Initial Class 9.0 Fidelity Long-Term Treasury Bond Index Fund 8.6 VIP Contrafund Portfolio - Initial Class 8.1 VIP Equity-Income Portfolio - Initial Class 6.5 VIP Value Portfolio - Initial Class 4.6 VIP Investment Grade Bond II Portfolio - Initial Class 2.9 VIP Value Strategies Portfolio - Initial Class 2.3 93.9
VIP Freedom 2040 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2040 Portfolio℠
Class Name	VIP Freedom 2040 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 410,045,618
Holdings Count | shares	16
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$410,045,618
Number of Holdings	16
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 45.9 International Equity Funds 38.5 Bond Funds 14.2 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 45.9 International Equity Funds - 38.5 Bond Funds - 14.2 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 26.6 VIP Growth Portfolio - Initial Class 13.4 VIP Emerging Markets Portfolio - Initial Class 11.9 VIP Growth & Income Portfolio - Initial Class 9.0 Fidelity Long-Term Treasury Bond Index Fund 8.6 VIP Contrafund Portfolio - Initial Class 8.1 VIP Equity-Income Portfolio - Initial Class 6.5 VIP Value Portfolio - Initial Class 4.6 VIP Investment Grade Bond II Portfolio - Initial Class 2.9 VIP Value Strategies Portfolio - Initial Class 2.3 93.9
VIP Freedom 2040 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2040 Portfolio℠
Class Name	VIP Freedom 2040 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 410,045,618
Holdings Count | shares	16
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$410,045,618
Number of Holdings	16
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 45.9 International Equity Funds 38.5 Bond Funds 14.2 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 45.9 International Equity Funds - 38.5 Bond Funds - 14.2 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 26.6 VIP Growth Portfolio - Initial Class 13.4 VIP Emerging Markets Portfolio - Initial Class 11.9 VIP Growth & Income Portfolio - Initial Class 9.0 Fidelity Long-Term Treasury Bond Index Fund 8.6 VIP Contrafund Portfolio - Initial Class 8.1 VIP Equity-Income Portfolio - Initial Class 6.5 VIP Value Portfolio - Initial Class 4.6 VIP Investment Grade Bond II Portfolio - Initial Class 2.9 VIP Value Strategies Portfolio - Initial Class 2.3 93.9
VIP Freedom 2035 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2035 Portfolio℠
Class Name	VIP Freedom 2035 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 426,481,856
Holdings Count | shares	15
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$426,481,856
Number of Holdings	15
Portfolio Turnover	43%

Holdings [Text Block]	Domestic Equity Funds 37.0 International Equity Funds 32.5 Bond Funds 29.1 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 37.0 International Equity Funds - 32.5 Bond Funds - 29.1 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 22.4 VIP Investment Grade Bond II Portfolio - Initial Class 15.8 VIP Growth Portfolio - Initial Class 10.8 VIP Emerging Markets Portfolio - Initial Class 10.1 Fidelity Long-Term Treasury Bond Index Fund 8.2 VIP Growth & Income Portfolio - Initial Class 7.3 VIP Contrafund Portfolio - Initial Class 6.5 VIP Equity-Income Portfolio - Initial Class 5.3 Fidelity Inflation-Protected Bond Index Fund 3.8 VIP Value Portfolio - Initial Class 3.6 93.8
VIP Freedom 2035 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2035 Portfolio℠
Class Name	VIP Freedom 2035 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 426,481,856
Holdings Count | shares	15
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$426,481,856
Number of Holdings	15
Portfolio Turnover	43%

Holdings [Text Block]	Domestic Equity Funds 37.0 International Equity Funds 32.5 Bond Funds 29.1 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 37.0 International Equity Funds - 32.5 Bond Funds - 29.1 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 22.4 VIP Investment Grade Bond II Portfolio - Initial Class 15.8 VIP Growth Portfolio - Initial Class 10.8 VIP Emerging Markets Portfolio - Initial Class 10.1 Fidelity Long-Term Treasury Bond Index Fund 8.2 VIP Growth & Income Portfolio - Initial Class 7.3 VIP Contrafund Portfolio - Initial Class 6.5 VIP Equity-Income Portfolio - Initial Class 5.3 Fidelity Inflation-Protected Bond Index Fund 3.8 VIP Value Portfolio - Initial Class 3.6 93.8
VIP Freedom 2035 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2035 Portfolio℠
Class Name	VIP Freedom 2035 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 426,481,856
Holdings Count | shares	15
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$426,481,856
Number of Holdings	15
Portfolio Turnover	43%

Holdings [Text Block]	Domestic Equity Funds 37.0 International Equity Funds 32.5 Bond Funds 29.1 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 37.0 International Equity Funds - 32.5 Bond Funds - 29.1 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 22.4 VIP Investment Grade Bond II Portfolio - Initial Class 15.8 VIP Growth Portfolio - Initial Class 10.8 VIP Emerging Markets Portfolio - Initial Class 10.1 Fidelity Long-Term Treasury Bond Index Fund 8.2 VIP Growth & Income Portfolio - Initial Class 7.3 VIP Contrafund Portfolio - Initial Class 6.5 VIP Equity-Income Portfolio - Initial Class 5.3 Fidelity Inflation-Protected Bond Index Fund 3.8 VIP Value Portfolio - Initial Class 3.6 93.8
VIP Freedom 2030 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2030 Portfolio℠
Class Name	VIP Freedom 2030 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 860,620,897
Holdings Count | shares	15
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$860,620,897
Number of Holdings	15
Portfolio Turnover	40%

Holdings [Text Block]	Bond Funds 37.9 Domestic Equity Funds 31.7 International Equity Funds 29.0 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.9 Domestic Equity Funds - 31.7 International Equity Funds - 29.0 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 20.4 VIP Overseas Portfolio - Initial Class 19.9 VIP Growth Portfolio - Initial Class 9.2 VIP Emerging Markets Portfolio - Initial Class 9.1 Fidelity Inflation-Protected Bond Index Fund 7.8 Fidelity Long-Term Treasury Bond Index Fund 7.8 VIP Growth & Income Portfolio - Initial Class 6.2 VIP Contrafund Portfolio - Initial Class 5.6 VIP Equity-Income Portfolio - Initial Class 4.5 VIP Value Portfolio - Initial Class 3.2 93.7
VIP Freedom 2030 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2030 Portfolio℠
Class Name	VIP Freedom 2030 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 860,620,897
Holdings Count | shares	15
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$860,620,897
Number of Holdings	15
Portfolio Turnover	40%

Holdings [Text Block]	Bond Funds 37.9 Domestic Equity Funds 31.7 International Equity Funds 29.0 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.9 Domestic Equity Funds - 31.7 International Equity Funds - 29.0 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 20.4 VIP Overseas Portfolio - Initial Class 19.9 VIP Growth Portfolio - Initial Class 9.2 VIP Emerging Markets Portfolio - Initial Class 9.1 Fidelity Inflation-Protected Bond Index Fund 7.8 Fidelity Long-Term Treasury Bond Index Fund 7.8 VIP Growth & Income Portfolio - Initial Class 6.2 VIP Contrafund Portfolio - Initial Class 5.6 VIP Equity-Income Portfolio - Initial Class 4.5 VIP Value Portfolio - Initial Class 3.2 93.7
VIP Freedom 2030 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2030 Portfolio℠
Class Name	VIP Freedom 2030 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 860,620,897
Holdings Count | shares	15
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$860,620,897
Number of Holdings	15
Portfolio Turnover	40%

Holdings [Text Block]	Bond Funds 37.9 Domestic Equity Funds 31.7 International Equity Funds 29.0 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.9 Domestic Equity Funds - 31.7 International Equity Funds - 29.0 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 20.4 VIP Overseas Portfolio - Initial Class 19.9 VIP Growth Portfolio - Initial Class 9.2 VIP Emerging Markets Portfolio - Initial Class 9.1 Fidelity Inflation-Protected Bond Index Fund 7.8 Fidelity Long-Term Treasury Bond Index Fund 7.8 VIP Growth & Income Portfolio - Initial Class 6.2 VIP Contrafund Portfolio - Initial Class 5.6 VIP Equity-Income Portfolio - Initial Class 4.5 VIP Value Portfolio - Initial Class 3.2 93.7
VIP Freedom 2025 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2025 Portfolio℠
Class Name	VIP Freedom 2025 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 410,108,474
Holdings Count | shares	15
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$410,108,474
Number of Holdings	15
Portfolio Turnover	45%

Holdings [Text Block]	Bond Funds 44.4 Domestic Equity Funds 27.8 International Equity Funds 26.4 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.4 Domestic Equity Funds - 27.8 International Equity Funds - 26.4 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 23.2 VIP Overseas Portfolio - Initial Class 18.1 Fidelity Inflation-Protected Bond Index Fund 11.6 VIP Emerging Markets Portfolio - Initial Class 8.3 VIP Growth Portfolio - Initial Class 8.1 Fidelity Long-Term Treasury Bond Index Fund 7.2 VIP Growth & Income Portfolio - Initial Class 5.5 VIP Contrafund Portfolio - Initial Class 4.9 VIP Equity-Income Portfolio - Initial Class 4.0 VIP Value Portfolio - Initial Class 2.7 93.6
VIP Freedom 2025 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2025 Portfolio℠
Class Name	VIP Freedom 2025 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 410,108,474
Holdings Count | shares	15
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$410,108,474
Number of Holdings	15
Portfolio Turnover	45%

Holdings [Text Block]	Bond Funds 44.4 Domestic Equity Funds 27.8 International Equity Funds 26.4 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.4 Domestic Equity Funds - 27.8 International Equity Funds - 26.4 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 23.2 VIP Overseas Portfolio - Initial Class 18.1 Fidelity Inflation-Protected Bond Index Fund 11.6 VIP Emerging Markets Portfolio - Initial Class 8.3 VIP Growth Portfolio - Initial Class 8.1 Fidelity Long-Term Treasury Bond Index Fund 7.2 VIP Growth & Income Portfolio - Initial Class 5.5 VIP Contrafund Portfolio - Initial Class 4.9 VIP Equity-Income Portfolio - Initial Class 4.0 VIP Value Portfolio - Initial Class 2.7 93.6
VIP Freedom 2025 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2025 Portfolio℠
Class Name	VIP Freedom 2025 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 410,108,474
Holdings Count | shares	15
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$410,108,474
Number of Holdings	15
Portfolio Turnover	45%

Holdings [Text Block]	Bond Funds 44.4 Domestic Equity Funds 27.8 International Equity Funds 26.4 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.4 Domestic Equity Funds - 27.8 International Equity Funds - 26.4 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 23.2 VIP Overseas Portfolio - Initial Class 18.1 Fidelity Inflation-Protected Bond Index Fund 11.6 VIP Emerging Markets Portfolio - Initial Class 8.3 VIP Growth Portfolio - Initial Class 8.1 Fidelity Long-Term Treasury Bond Index Fund 7.2 VIP Growth & Income Portfolio - Initial Class 5.5 VIP Contrafund Portfolio - Initial Class 4.9 VIP Equity-Income Portfolio - Initial Class 4.0 VIP Value Portfolio - Initial Class 2.7 93.6
VIP Freedom 2020 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2020 Portfolio℠
Class Name	VIP Freedom 2020 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 517,150,823
Holdings Count | shares	15
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$517,150,823
Number of Holdings	15
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 52.7 International Equity Funds 22.9 Domestic Equity Funds 22.7 Short-Term Funds 1.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.7 International Equity Funds - 22.9 Domestic Equity Funds - 22.7 Short-Term Funds - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 30.8 VIP Overseas Portfolio - Initial Class 15.5 Fidelity Inflation-Protected Bond Index Fund 12.6 VIP Emerging Markets Portfolio - Initial Class 7.4 VIP Growth Portfolio - Initial Class 6.7 VIP Growth & Income Portfolio - Initial Class 4.4 Fidelity Long-Term Treasury Bond Index Fund 4.3 VIP Contrafund Portfolio - Initial Class 4.0 Fidelity International Bond Index Fund 3.8 VIP Equity-Income Portfolio - Initial Class 3.2 92.7
VIP Freedom 2020 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2020 Portfolio℠
Class Name	VIP Freedom 2020 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 517,150,823
Holdings Count | shares	15
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$517,150,823
Number of Holdings	15
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 52.7 International Equity Funds 22.9 Domestic Equity Funds 22.7 Short-Term Funds 1.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.7 International Equity Funds - 22.9 Domestic Equity Funds - 22.7 Short-Term Funds - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 30.8 VIP Overseas Portfolio - Initial Class 15.5 Fidelity Inflation-Protected Bond Index Fund 12.6 VIP Emerging Markets Portfolio - Initial Class 7.4 VIP Growth Portfolio - Initial Class 6.7 VIP Growth & Income Portfolio - Initial Class 4.4 Fidelity Long-Term Treasury Bond Index Fund 4.3 VIP Contrafund Portfolio - Initial Class 4.0 Fidelity International Bond Index Fund 3.8 VIP Equity-Income Portfolio - Initial Class 3.2 92.7
VIP Freedom 2020 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2020 Portfolio℠
Class Name	VIP Freedom 2020 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 517,150,823
Holdings Count | shares	15
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$517,150,823
Number of Holdings	15
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 52.7 International Equity Funds 22.9 Domestic Equity Funds 22.7 Short-Term Funds 1.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.7 International Equity Funds - 22.9 Domestic Equity Funds - 22.7 Short-Term Funds - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 30.8 VIP Overseas Portfolio - Initial Class 15.5 Fidelity Inflation-Protected Bond Index Fund 12.6 VIP Emerging Markets Portfolio - Initial Class 7.4 VIP Growth Portfolio - Initial Class 6.7 VIP Growth & Income Portfolio - Initial Class 4.4 Fidelity Long-Term Treasury Bond Index Fund 4.3 VIP Contrafund Portfolio - Initial Class 4.0 Fidelity International Bond Index Fund 3.8 VIP Equity-Income Portfolio - Initial Class 3.2 92.7
VIP Freedom 2015 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2015 Portfolio℠
Class Name	VIP Freedom 2015 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 59,632,051
Holdings Count | shares	15
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$59,632,051
Number of Holdings	15
Portfolio Turnover	49%

Holdings [Text Block]	Bond Funds 56.3 International Equity Funds 19.3 Domestic Equity Funds 17.2 Short-Term Funds 7.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.3 International Equity Funds - 19.3 Domestic Equity Funds - 17.2 Short-Term Funds - 7.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 33.8 Fidelity Inflation-Protected Bond Index Fund 13.7 VIP Overseas Portfolio - Initial Class 13.0 VIP Government Money Market Portfolio - Initial Class 7.2 VIP Emerging Markets Portfolio - Initial Class 6.3 VIP Growth Portfolio - Initial Class 5.1 Fidelity Long-Term Treasury Bond Index Fund 4.2 Fidelity International Bond Index Fund 3.4 VIP Growth & Income Portfolio - Initial Class 3.4 VIP Contrafund Portfolio - Initial Class 3.0 93.1
VIP Freedom 2015 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2015 Portfolio℠
Class Name	VIP Freedom 2015 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 59,632,051
Holdings Count | shares	15
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$59,632,051
Number of Holdings	15
Portfolio Turnover	49%

Holdings [Text Block]	Bond Funds 56.3 International Equity Funds 19.3 Domestic Equity Funds 17.2 Short-Term Funds 7.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.3 International Equity Funds - 19.3 Domestic Equity Funds - 17.2 Short-Term Funds - 7.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 33.8 Fidelity Inflation-Protected Bond Index Fund 13.7 VIP Overseas Portfolio - Initial Class 13.0 VIP Government Money Market Portfolio - Initial Class 7.2 VIP Emerging Markets Portfolio - Initial Class 6.3 VIP Growth Portfolio - Initial Class 5.1 Fidelity Long-Term Treasury Bond Index Fund 4.2 Fidelity International Bond Index Fund 3.4 VIP Growth & Income Portfolio - Initial Class 3.4 VIP Contrafund Portfolio - Initial Class 3.0 93.1
VIP Freedom 2015 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2015 Portfolio℠
Class Name	VIP Freedom 2015 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 59,632,051
Holdings Count | shares	15
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$59,632,051
Number of Holdings	15
Portfolio Turnover	49%

Holdings [Text Block]	Bond Funds 56.3 International Equity Funds 19.3 Domestic Equity Funds 17.2 Short-Term Funds 7.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.3 International Equity Funds - 19.3 Domestic Equity Funds - 17.2 Short-Term Funds - 7.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 33.8 Fidelity Inflation-Protected Bond Index Fund 13.7 VIP Overseas Portfolio - Initial Class 13.0 VIP Government Money Market Portfolio - Initial Class 7.2 VIP Emerging Markets Portfolio - Initial Class 6.3 VIP Growth Portfolio - Initial Class 5.1 Fidelity Long-Term Treasury Bond Index Fund 4.2 Fidelity International Bond Index Fund 3.4 VIP Growth & Income Portfolio - Initial Class 3.4 VIP Contrafund Portfolio - Initial Class 3.0 93.1
VIP Freedom 2010 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2010 Portfolio℠
Class Name	VIP Freedom 2010 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 249,729,949
Holdings Count | shares	15
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$249,729,949
Number of Holdings	15
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 60.0 International Equity Funds 15.6 Short-Term Funds 12.7 Domestic Equity Funds 11.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 60.0 International Equity Funds - 15.6 Short-Term Funds - 12.7 Domestic Equity Funds - 11.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 36.7 Fidelity Inflation-Protected Bond Index Fund 14.8 VIP Government Money Market Portfolio - Initial Class 12.7 VIP Overseas Portfolio - Initial Class 10.4 VIP Emerging Markets Portfolio - Initial Class 5.2 Fidelity Long-Term Treasury Bond Index Fund 4.1 VIP Growth Portfolio - Initial Class 3.4 Fidelity International Bond Index Fund 3.2 VIP Growth & Income Portfolio - Initial Class 2.3 VIP Contrafund Portfolio - Initial Class 2.1 94.9
VIP Freedom 2010 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2010 Portfolio℠
Class Name	VIP Freedom 2010 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 249,729,949
Holdings Count | shares	15
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$249,729,949
Number of Holdings	15
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 60.0 International Equity Funds 15.6 Short-Term Funds 12.7 Domestic Equity Funds 11.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 60.0 International Equity Funds - 15.6 Short-Term Funds - 12.7 Domestic Equity Funds - 11.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 36.7 Fidelity Inflation-Protected Bond Index Fund 14.8 VIP Government Money Market Portfolio - Initial Class 12.7 VIP Overseas Portfolio - Initial Class 10.4 VIP Emerging Markets Portfolio - Initial Class 5.2 Fidelity Long-Term Treasury Bond Index Fund 4.1 VIP Growth Portfolio - Initial Class 3.4 Fidelity International Bond Index Fund 3.2 VIP Growth & Income Portfolio - Initial Class 2.3 VIP Contrafund Portfolio - Initial Class 2.1 94.9
VIP Freedom 2010 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2010 Portfolio℠
Class Name	VIP Freedom 2010 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 249,729,949
Holdings Count | shares	15
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$249,729,949
Number of Holdings	15
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 60.0 International Equity Funds 15.6 Short-Term Funds 12.7 Domestic Equity Funds 11.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 60.0 International Equity Funds - 15.6 Short-Term Funds - 12.7 Domestic Equity Funds - 11.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 36.7 Fidelity Inflation-Protected Bond Index Fund 14.8 VIP Government Money Market Portfolio - Initial Class 12.7 VIP Overseas Portfolio - Initial Class 10.4 VIP Emerging Markets Portfolio - Initial Class 5.2 Fidelity Long-Term Treasury Bond Index Fund 4.1 VIP Growth Portfolio - Initial Class 3.4 Fidelity International Bond Index Fund 3.2 VIP Growth & Income Portfolio - Initial Class 2.3 VIP Contrafund Portfolio - Initial Class 2.1 94.9
VIP Bond Index Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Bond Index Portfolio
Class Name	VIP Bond Index Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 1,040,212,702
Holdings Count | shares	3,385
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,040,212,702
Number of Holdings	3,385
Portfolio Turnover	58%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 70.2 AAA 2.7 AA 2.4 A 12.8 BBB 11.8 BB 0.4 Not Rated 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 70.2 AAA - 2.7 AA - 2.4 A - 12.8 BBB - 11.8 BB - 0.4 Not Rated - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - (0.8)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.4 Corporate Bonds 27.0 U.S. Government Agency - Mortgage Securities 24.4 Foreign Government and Government Agency Obligations 1.6 CMOs and Other Mortgage Related Securities 1.3 U.S. Government Agency Obligations 0.4 Municipal Securities 0.3 Asset-Backed Securities 0.3 Other Investments 0.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.4 Corporate Bonds - 27.0 U.S. Government Agency - Mortgage Securities - 24.4 Foreign Government and Government Agency Obligations - 1.6 CMOs and Other Mortgage Related Securities - 1.3 U.S. Government Agency Obligations - 0.4 Municipal Securities - 0.3 Asset-Backed Securities - 0.3 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.8)% United States 93.3 United Kingdom 1.3 Canada 1.1 Japan 0.7 Multi-national 0.7 Mexico 0.6 Germany 0.4 Australia 0.2 Spain 0.2 Others 1.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 United Kingdom - 1.3 Canada - 1.1 Japan - 0.7 Multi-national - 0.7 Mexico - 0.6 Germany - 0.4 Australia - 0.2 Spain - 0.2 Others - 1.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 36.2 Fannie Mae Mortgage pass-thru certificates 9.9 US Treasury Bonds 9.2 Freddie Mac Gold Pool 7.7 Ginnie Mae II Pool 4.8 Ginnie Mae I Pool 0.9 Uniform Mortgage Backed Securities 0.8 Freddie Mac Multifamily Structured pass-thru certificates 0.8 JPMorgan Chase & Co 0.7 Bank of America Corp 0.7 71.7
VIP Bond Index Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Bond Index Portfolio
Class Name	VIP Bond Index Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Net Assets	$ 1,040,212,702
Holdings Count | shares	3,385
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,040,212,702
Number of Holdings	3,385
Portfolio Turnover	58%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 70.2 AAA 2.7 AA 2.4 A 12.8 BBB 11.8 BB 0.4 Not Rated 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 70.2 AAA - 2.7 AA - 2.4 A - 12.8 BBB - 11.8 BB - 0.4 Not Rated - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - (0.8)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.4 Corporate Bonds 27.0 U.S. Government Agency - Mortgage Securities 24.4 Foreign Government and Government Agency Obligations 1.6 CMOs and Other Mortgage Related Securities 1.3 U.S. Government Agency Obligations 0.4 Municipal Securities 0.3 Asset-Backed Securities 0.3 Other Investments 0.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.4 Corporate Bonds - 27.0 U.S. Government Agency - Mortgage Securities - 24.4 Foreign Government and Government Agency Obligations - 1.6 CMOs and Other Mortgage Related Securities - 1.3 U.S. Government Agency Obligations - 0.4 Municipal Securities - 0.3 Asset-Backed Securities - 0.3 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.8)% United States 93.3 United Kingdom 1.3 Canada 1.1 Japan 0.7 Multi-national 0.7 Mexico 0.6 Germany 0.4 Australia 0.2 Spain 0.2 Others 1.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 United Kingdom - 1.3 Canada - 1.1 Japan - 0.7 Multi-national - 0.7 Mexico - 0.6 Germany - 0.4 Australia - 0.2 Spain - 0.2 Others - 1.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 36.2 Fannie Mae Mortgage pass-thru certificates 9.9 US Treasury Bonds 9.2 Freddie Mac Gold Pool 7.7 Ginnie Mae II Pool 4.8 Ginnie Mae I Pool 0.9 Uniform Mortgage Backed Securities 0.8 Freddie Mac Multifamily Structured pass-thru certificates 0.8 JPMorgan Chase & Co 0.7 Bank of America Corp 0.7 71.7
VIP Bond Index Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Bond Index Portfolio
Class Name	VIP Bond Index Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 1,040,212,702
Holdings Count | shares	3,385
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,040,212,702
Number of Holdings	3,385
Portfolio Turnover	58%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 70.2 AAA 2.7 AA 2.4 A 12.8 BBB 11.8 BB 0.4 Not Rated 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 70.2 AAA - 2.7 AA - 2.4 A - 12.8 BBB - 11.8 BB - 0.4 Not Rated - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - (0.8)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.4 Corporate Bonds 27.0 U.S. Government Agency - Mortgage Securities 24.4 Foreign Government and Government Agency Obligations 1.6 CMOs and Other Mortgage Related Securities 1.3 U.S. Government Agency Obligations 0.4 Municipal Securities 0.3 Asset-Backed Securities 0.3 Other Investments 0.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.4 Corporate Bonds - 27.0 U.S. Government Agency - Mortgage Securities - 24.4 Foreign Government and Government Agency Obligations - 1.6 CMOs and Other Mortgage Related Securities - 1.3 U.S. Government Agency Obligations - 0.4 Municipal Securities - 0.3 Asset-Backed Securities - 0.3 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.8)% United States 93.3 United Kingdom 1.3 Canada 1.1 Japan 0.7 Multi-national 0.7 Mexico 0.6 Germany 0.4 Australia 0.2 Spain 0.2 Others 1.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 United Kingdom - 1.3 Canada - 1.1 Japan - 0.7 Multi-national - 0.7 Mexico - 0.6 Germany - 0.4 Australia - 0.2 Spain - 0.2 Others - 1.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 36.2 Fannie Mae Mortgage pass-thru certificates 9.9 US Treasury Bonds 9.2 Freddie Mac Gold Pool 7.7 Ginnie Mae II Pool 4.8 Ginnie Mae I Pool 0.9 Uniform Mortgage Backed Securities 0.8 Freddie Mac Multifamily Structured pass-thru certificates 0.8 JPMorgan Chase & Co 0.7 Bank of America Corp 0.7 71.7
VIP Asset Manager 70% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager 70% Portfolio
Class Name	VIP Asset Manager 70% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Asset Manager 70% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 314,228,606
Holdings Count | shares	28
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$314,228,606
Number of Holdings	28
Portfolio Turnover	31%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.8 AAA 1.1 AA 0.1 A 1.4 BBB 2.7 BB 0.9 B 1.6 CCC,CC,C 0.4 D 0.0 Not Rated 1.0 Equities 75.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.8 AAA - 1.1 AA - 0.1 A - 1.4 BBB - 2.7 BB - 0.9 B - 1.6 CCC,CC,C - 0.4 D - 0.0 Not Rated - 1.0 Equities - 75.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 16.1 Financials 15.9 Industrials 9.2 Consumer Discretionary 7.1 Communication Services 6.3 Health Care 5.5 Consumer Staples 2.8 Energy 2.7 Materials 2.6 Utilities 1.6 Real Estate 1.3 Equities 74.5 Bonds 23.2 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Equities - 74.5 Bonds - 23.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 7.8 Microsoft Corp 2.9 NVIDIA Corp 2.9 Fidelity Enhanced Small Cap ETF 2.7 Fidelity Blue Chip Growth ETF 2.6 Apple Inc 2.3 US Treasury Bonds 2.1 Amazon.com Inc 1.6 Alphabet Inc Class A 1.5 Taiwan Semiconductor Manufacturing Co Ltd 1.4 27.8
VIP Asset Manager 70% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager 70% Portfolio
Class Name	VIP Asset Manager 70% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Asset Manager 70% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 314,228,606
Holdings Count | shares	28
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$314,228,606
Number of Holdings	28
Portfolio Turnover	31%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.8 AAA 1.1 AA 0.1 A 1.4 BBB 2.7 BB 0.9 B 1.6 CCC,CC,C 0.4 D 0.0 Not Rated 1.0 Equities 75.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.8 AAA - 1.1 AA - 0.1 A - 1.4 BBB - 2.7 BB - 0.9 B - 1.6 CCC,CC,C - 0.4 D - 0.0 Not Rated - 1.0 Equities - 75.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 16.1 Financials 15.9 Industrials 9.2 Consumer Discretionary 7.1 Communication Services 6.3 Health Care 5.5 Consumer Staples 2.8 Energy 2.7 Materials 2.6 Utilities 1.6 Real Estate 1.3 Equities 74.5 Bonds 23.2 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Equities - 74.5 Bonds - 23.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 7.8 Microsoft Corp 2.9 NVIDIA Corp 2.9 Fidelity Enhanced Small Cap ETF 2.7 Fidelity Blue Chip Growth ETF 2.6 Apple Inc 2.3 US Treasury Bonds 2.1 Amazon.com Inc 1.6 Alphabet Inc Class A 1.5 Taiwan Semiconductor Manufacturing Co Ltd 1.4 27.8
VIP Asset Manager 70% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager 70% Portfolio
Class Name	VIP Asset Manager 70% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Asset Manager 70% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 314,228,606
Holdings Count | shares	28
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$314,228,606
Number of Holdings	28
Portfolio Turnover	31%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.8 AAA 1.1 AA 0.1 A 1.4 BBB 2.7 BB 0.9 B 1.6 CCC,CC,C 0.4 D 0.0 Not Rated 1.0 Equities 75.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.8 AAA - 1.1 AA - 0.1 A - 1.4 BBB - 2.7 BB - 0.9 B - 1.6 CCC,CC,C - 0.4 D - 0.0 Not Rated - 1.0 Equities - 75.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 16.1 Financials 15.9 Industrials 9.2 Consumer Discretionary 7.1 Communication Services 6.3 Health Care 5.5 Consumer Staples 2.8 Energy 2.7 Materials 2.6 Utilities 1.6 Real Estate 1.3 Equities 74.5 Bonds 23.2 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Equities - 74.5 Bonds - 23.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 7.8 Microsoft Corp 2.9 NVIDIA Corp 2.9 Fidelity Enhanced Small Cap ETF 2.7 Fidelity Blue Chip Growth ETF 2.6 Apple Inc 2.3 US Treasury Bonds 2.1 Amazon.com Inc 1.6 Alphabet Inc Class A 1.5 Taiwan Semiconductor Manufacturing Co Ltd 1.4 27.8
VIP Asset Manager 70% Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager 70% Portfolio
Class Name	VIP Asset Manager 70% Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Asset Manager 70% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 314,228,606
Holdings Count | shares	28
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$314,228,606
Number of Holdings	28
Portfolio Turnover	31%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.8 AAA 1.1 AA 0.1 A 1.4 BBB 2.7 BB 0.9 B 1.6 CCC,CC,C 0.4 D 0.0 Not Rated 1.0 Equities 75.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.8 AAA - 1.1 AA - 0.1 A - 1.4 BBB - 2.7 BB - 0.9 B - 1.6 CCC,CC,C - 0.4 D - 0.0 Not Rated - 1.0 Equities - 75.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 16.1 Financials 15.9 Industrials 9.2 Consumer Discretionary 7.1 Communication Services 6.3 Health Care 5.5 Consumer Staples 2.8 Energy 2.7 Materials 2.6 Utilities 1.6 Real Estate 1.3 Equities 74.5 Bonds 23.2 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Equities - 74.5 Bonds - 23.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 7.8 Microsoft Corp 2.9 NVIDIA Corp 2.9 Fidelity Enhanced Small Cap ETF 2.7 Fidelity Blue Chip Growth ETF 2.6 Apple Inc 2.3 US Treasury Bonds 2.1 Amazon.com Inc 1.6 Alphabet Inc Class A 1.5 Taiwan Semiconductor Manufacturing Co Ltd 1.4 27.8
VIP Asset Manager 50% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager 50% Portfolio
Class Name	VIP Asset Manager 50% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Asset Manager 50% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 916,987,950
Holdings Count | shares	31
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$916,987,950
Number of Holdings	31
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.2 AAA 2.2 AA 0.2 A 3.0 BBB 5.0 BB 1.1 B 1.7 CCC,CC,C 0.4 D 0.0 Not Rated 1.1 Equities 58.6 Short-Term Investments and Net Other Assets (Liabilities) 4.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.2 AAA - 2.2 AA - 0.2 A - 3.0 BBB - 5.0 BB - 1.1 B - 1.7 CCC,CC,C - 0.4 D - 0.0 Not Rated - 1.1 Equities - 58.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 14.6 Information Technology 12.5 Industrials 7.2 Consumer Discretionary 5.5 Communication Services 5.3 Health Care 4.1 Consumer Staples 2.6 Energy 2.4 Materials 1.7 Real Estate 1.5 Utilities 1.5 Equities 57.4 Bonds 38.1 Short-Term Investments and Net Other Assets (Liabilities) 4.5 ASSET ALLOCATION (% of Fund's net assets) Equities - 57.4 Bonds - 38.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.8 US Treasury Bonds 3.8 Fidelity Enhanced Small Cap ETF 2.3 Microsoft Corp 2.3 Fidelity Blue Chip Growth ETF 2.2 NVIDIA Corp 2.2 Fannie Mae Mortgage pass-thru certificates 1.8 Apple Inc 1.8 Ginnie Mae II Pool 1.6 Freddie Mac Gold Pool 1.3 32.1
VIP Asset Manager 50% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager 50% Portfolio
Class Name	VIP Asset Manager 50% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Asset Manager 50% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 916,987,950
Holdings Count | shares	31
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$916,987,950
Number of Holdings	31
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.2 AAA 2.2 AA 0.2 A 3.0 BBB 5.0 BB 1.1 B 1.7 CCC,CC,C 0.4 D 0.0 Not Rated 1.1 Equities 58.6 Short-Term Investments and Net Other Assets (Liabilities) 4.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.2 AAA - 2.2 AA - 0.2 A - 3.0 BBB - 5.0 BB - 1.1 B - 1.7 CCC,CC,C - 0.4 D - 0.0 Not Rated - 1.1 Equities - 58.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 14.6 Information Technology 12.5 Industrials 7.2 Consumer Discretionary 5.5 Communication Services 5.3 Health Care 4.1 Consumer Staples 2.6 Energy 2.4 Materials 1.7 Real Estate 1.5 Utilities 1.5 Equities 57.4 Bonds 38.1 Short-Term Investments and Net Other Assets (Liabilities) 4.5 ASSET ALLOCATION (% of Fund's net assets) Equities - 57.4 Bonds - 38.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.8 US Treasury Bonds 3.8 Fidelity Enhanced Small Cap ETF 2.3 Microsoft Corp 2.3 Fidelity Blue Chip Growth ETF 2.2 NVIDIA Corp 2.2 Fannie Mae Mortgage pass-thru certificates 1.8 Apple Inc 1.8 Ginnie Mae II Pool 1.6 Freddie Mac Gold Pool 1.3 32.1
VIP Asset Manager 50% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager 50% Portfolio
Class Name	VIP Asset Manager 50% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Asset Manager 50% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 916,987,950
Holdings Count | shares	31
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$916,987,950
Number of Holdings	31
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.2 AAA 2.2 AA 0.2 A 3.0 BBB 5.0 BB 1.1 B 1.7 CCC,CC,C 0.4 D 0.0 Not Rated 1.1 Equities 58.6 Short-Term Investments and Net Other Assets (Liabilities) 4.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.2 AAA - 2.2 AA - 0.2 A - 3.0 BBB - 5.0 BB - 1.1 B - 1.7 CCC,CC,C - 0.4 D - 0.0 Not Rated - 1.1 Equities - 58.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 14.6 Information Technology 12.5 Industrials 7.2 Consumer Discretionary 5.5 Communication Services 5.3 Health Care 4.1 Consumer Staples 2.6 Energy 2.4 Materials 1.7 Real Estate 1.5 Utilities 1.5 Equities 57.4 Bonds 38.1 Short-Term Investments and Net Other Assets (Liabilities) 4.5 ASSET ALLOCATION (% of Fund's net assets) Equities - 57.4 Bonds - 38.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.8 US Treasury Bonds 3.8 Fidelity Enhanced Small Cap ETF 2.3 Microsoft Corp 2.3 Fidelity Blue Chip Growth ETF 2.2 NVIDIA Corp 2.2 Fannie Mae Mortgage pass-thru certificates 1.8 Apple Inc 1.8 Ginnie Mae II Pool 1.6 Freddie Mac Gold Pool 1.3 32.1
VIP Asset Manager 50% Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager 50% Portfolio
Class Name	VIP Asset Manager 50% Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Asset Manager 50% Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 916,987,950
Holdings Count | shares	31
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$916,987,950
Number of Holdings	31
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.2 AAA 2.2 AA 0.2 A 3.0 BBB 5.0 BB 1.1 B 1.7 CCC,CC,C 0.4 D 0.0 Not Rated 1.1 Equities 58.6 Short-Term Investments and Net Other Assets (Liabilities) 4.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.2 AAA - 2.2 AA - 0.2 A - 3.0 BBB - 5.0 BB - 1.1 B - 1.7 CCC,CC,C - 0.4 D - 0.0 Not Rated - 1.1 Equities - 58.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 14.6 Information Technology 12.5 Industrials 7.2 Consumer Discretionary 5.5 Communication Services 5.3 Health Care 4.1 Consumer Staples 2.6 Energy 2.4 Materials 1.7 Real Estate 1.5 Utilities 1.5 Equities 57.4 Bonds 38.1 Short-Term Investments and Net Other Assets (Liabilities) 4.5 ASSET ALLOCATION (% of Fund's net assets) Equities - 57.4 Bonds - 38.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.8 US Treasury Bonds 3.8 Fidelity Enhanced Small Cap ETF 2.3 Microsoft Corp 2.3 Fidelity Blue Chip Growth ETF 2.2 NVIDIA Corp 2.2 Fannie Mae Mortgage pass-thru certificates 1.8 Apple Inc 1.8 Ginnie Mae II Pool 1.6 Freddie Mac Gold Pool 1.3 32.1
VIP Investment Grade Bond II Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond II Portfolio
Class Name	VIP Investment Grade Bond II Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investment Grade Bond II Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 3,309,204,067
Holdings Count | shares	4,867
Investment Company Portfolio Turnover	200.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$3,309,204,067
Number of Holdings	4,867
Portfolio Turnover	200%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 63.6 AAA 8.9 AA 0.8 A 9.1 BBB 12.1 BB 2.0 B 0.9 CCC,CC,C 0.0 Not Rated 6.1 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 63.6 AAA - 8.9 AA - 0.8 A - 9.1 BBB - 12.1 BB - 2.0 B - 0.9 CCC,CC,C - 0.0 Not Rated - 6.1 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 44.1 Corporate Bonds 23.1 U.S. Government Agency - Mortgage Securities 19.5 Asset-Backed Securities 9.6 CMOs and Other Mortgage Related Securities 6.8 Foreign Government and Government Agency Obligations 0.2 Options 0.1 Other Investments 0.1 Bank Loan Obligations 0.0 Preferred Securities 0.0 Municipal Securities 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 44.1 Corporate Bonds - 23.1 U.S. Government Agency - Mortgage Securities - 19.5 Asset-Backed Securities - 9.6 CMOs and Other Mortgage Related Securities - 6.8 Foreign Government and Government Agency Obligations - 0.2 Options - 0.1 Other Investments - 0.1 Bank Loan Obligations - 0.0 Preferred Securities - 0.0 Municipal Securities - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.5)% United States 89.8 Grand Cayman (UK Overseas Ter) 5.2 Mexico 1.0 Ireland 0.6 Bailiwick Of Jersey 0.6 Multi-national 0.5 United Kingdom 0.5 Netherlands 0.4 Switzerland 0.3 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.8 Grand Cayman (UK Overseas Ter) - 5.2 Mexico - 1.0 Ireland - 0.6 Bailiwick Of Jersey - 0.6 Multi-national - 0.5 United Kingdom - 0.5 Netherlands - 0.4 Switzerland - 0.3 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 32.3 US Treasury Bonds 11.8 Fannie Mae Mortgage pass-thru certificates 6.3 Ginnie Mae II Pool 5.4 Freddie Mac Gold Pool 3.7 Uniform Mortgage Backed Securities 3.5 Bank of America Corp 1.5 Freddie Mac Multifamily Structured pass-thru certificates 1.5 Morgan Stanley 1.3 JPMorgan Chase & Co 1.2 68.5
VIP Investment Grade Bond II Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond II Portfolio
Class Name	VIP Investment Grade Bond II Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investment Grade Bond II Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 3,309,204,067
Holdings Count | shares	4,867
Investment Company Portfolio Turnover	200.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$3,309,204,067
Number of Holdings	4,867
Portfolio Turnover	200%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 63.6 AAA 8.9 AA 0.8 A 9.1 BBB 12.1 BB 2.0 B 0.9 CCC,CC,C 0.0 Not Rated 6.1 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 63.6 AAA - 8.9 AA - 0.8 A - 9.1 BBB - 12.1 BB - 2.0 B - 0.9 CCC,CC,C - 0.0 Not Rated - 6.1 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 44.1 Corporate Bonds 23.1 U.S. Government Agency - Mortgage Securities 19.5 Asset-Backed Securities 9.6 CMOs and Other Mortgage Related Securities 6.8 Foreign Government and Government Agency Obligations 0.2 Options 0.1 Other Investments 0.1 Bank Loan Obligations 0.0 Preferred Securities 0.0 Municipal Securities 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 44.1 Corporate Bonds - 23.1 U.S. Government Agency - Mortgage Securities - 19.5 Asset-Backed Securities - 9.6 CMOs and Other Mortgage Related Securities - 6.8 Foreign Government and Government Agency Obligations - 0.2 Options - 0.1 Other Investments - 0.1 Bank Loan Obligations - 0.0 Preferred Securities - 0.0 Municipal Securities - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.5)% United States 89.8 Grand Cayman (UK Overseas Ter) 5.2 Mexico 1.0 Ireland 0.6 Bailiwick Of Jersey 0.6 Multi-national 0.5 United Kingdom 0.5 Netherlands 0.4 Switzerland 0.3 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.8 Grand Cayman (UK Overseas Ter) - 5.2 Mexico - 1.0 Ireland - 0.6 Bailiwick Of Jersey - 0.6 Multi-national - 0.5 United Kingdom - 0.5 Netherlands - 0.4 Switzerland - 0.3 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 32.3 US Treasury Bonds 11.8 Fannie Mae Mortgage pass-thru certificates 6.3 Ginnie Mae II Pool 5.4 Freddie Mac Gold Pool 3.7 Uniform Mortgage Backed Securities 3.5 Bank of America Corp 1.5 Freddie Mac Multifamily Structured pass-thru certificates 1.5 Morgan Stanley 1.3 JPMorgan Chase & Co 1.2 68.5
VIP Freedom 2070 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2070 Portfolio℠
Class Name	VIP Freedom 2070 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2070 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 622,671
Holdings Count | shares	12
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$622,671
Number of Holdings	12
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 50.6 International Equity Funds 41.7 Bond Funds 6.4 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 50.6 International Equity Funds - 41.7 Bond Funds - 6.4 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 29.0 VIP Growth Portfolio - Initial Class 14.8 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.9 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 6.4 VIP Value Portfolio - Initial Class 5.0 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.7
VIP Freedom 2070 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2070 Portfolio℠
Class Name	VIP Freedom 2070 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2070 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 622,671
Holdings Count | shares	12
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$622,671
Number of Holdings	12
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 50.6 International Equity Funds 41.7 Bond Funds 6.4 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 50.6 International Equity Funds - 41.7 Bond Funds - 6.4 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 29.0 VIP Growth Portfolio - Initial Class 14.8 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.9 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 6.4 VIP Value Portfolio - Initial Class 5.0 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.7
VIP Freedom 2070 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2070 Portfolio℠
Class Name	VIP Freedom 2070 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2070 Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 622,671
Holdings Count | shares	12
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$622,671
Number of Holdings	12
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 50.6 International Equity Funds 41.7 Bond Funds 6.4 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 50.6 International Equity Funds - 41.7 Bond Funds - 6.4 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 29.0 VIP Growth Portfolio - Initial Class 14.8 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.9 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 6.4 VIP Value Portfolio - Initial Class 5.0 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.7